                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 2-14213

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 105                                [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-0816

     Amendment No. 105                                               [X]

                        (Check appropriate box or boxes.)

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
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               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: November 30, 2004

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [X] on November 30, 2004 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century Investments
prospectus

A Class
B CLASS
C CLASS

Fundamental Equity Fund

November 30, 2004

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

Dear Investor:

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy to read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments, Inc.
P.O. Box 419786,  Kansas City, MO 64141-6786

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

Table of Contents

AN OVERVIEW OF THE FUND........................................................X

FUND PERFORMANCE HISTORY.......................................................X

FEES AND EXPENSES..............................................................X

OBJECTIVES, STRATEGIES AND RISKS...............................................X

MANAGEMENT.....................................................................X

INVESTING WITH AMERICAN CENTURY................................................X

SHARE PRICE AND DISTRIBUTIONS..................................................X

TAXES..........................................................................X

MULTIPLE CLASS INFORMATION.....................................................X

          THIS SYMBOL IS USED  THROUGHOUT  THE BOOK TO HIGHLIGHT  DEFINITIONS OF
     KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.  Income is a secondary objective

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund looks for common stocks of companies that the fund's  manager  believes are priced  attractively  in relation to their  earnings  growth  potential  and estimated income production.  Typically,  this will be measured by comparing the price-to-earnings  ratio to the  normalized  earnings  growth rate plus dividend yield.  The fund will  generally  invest in larger  companies,  although  it may purchase shares in companies of other sizes.

The fund's principal risks include

o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE   VOLATILITY  -  The  value  of  the  fund's   shares  may  fluctuate
     significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

o    FOREIGN SECURITIES - The fund may invest in foreign  securities,  which can be riskier than investing in U.S. securities.

o    STYLE RISK - The value of the  fund's  shares may go up and down as certain investment styles fall in and out of favor.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

o    seeking an investment that provides exposure to larger companies

o    seeking  long-term  capital growth from your investment but with less price volatility  than is  typically  associated  with  funds  that  pursue  more aggressive growth strategies

o    comfortable with short-term price volatility

o    comfortable with the risks associated with the fund's investment strategies

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

o    primarily seeking current income from your investment

o    investing for a short period of time

o    uncomfortable with short-term volatility in the value of your investment

          AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
     OR GUARANTEED BY THE FEDERAL DEPOSIT  INSURANCE  CORPORATION  (FDIC) OR ANY
     OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

The  funds'  performance  history  is not  available  as of  the  date  of  this prospectus.  When a class of a fund has  investment  results for a full calendar year,  this section will feature charts that show annual total returns,  highest and lowest  quarterly  returns and average  annual total  returns for that fund.
This information  indicates the volatility of the fund's historical returns from year to year.  Performance  history for the underlying  fund is available in its prospectus.

For current performance  information,  please call us at 1-800-378-9878 or visit us at americancentury.com.

FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                           A CLASS     B CLASS    C CLASS

Maximum Sales Charge (Load)                5.75%       None       None
  Imposed on Purchases
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)       None (1)    5.00% (2)  1.00% (3)
  (as a percentage of the original offering
  price for B Class shares and the lower
  of the original offering price or redemption
  proceeds for A and C Class shares)

1    INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF  PURCHASE.

2    THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE XX, AND IS ELIMINATED AFTER SIX YEARS.

3    THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS ELIMINATED
     THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     MANAGEMENT  DISTRIBUTION AND         OTHER      TOTAL ANNUAL FUND
                     FEE(1)      SERVICE(12B-1) FEES(2)   EXPENSES   OPERATING EXPENSES
---------------------------------------------------------------------------------------
FUNDAMENTAL EQUITY

   A Class           1.00%           0.25%                0.00%(3)        1.25%

   B Class           1.00%           1.00%                0.00%(3)        2.00%

   C Class           1.00%           1.00%                0.00%(3)        2.00%

1    THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE
     RATE  GENERALLY  DECREASES AS STRATEGY  ASSETS  INCREASE  AND  INCREASES AS
     STRATEGY ASSETS DECREASE.  SEE The Investment  Advisor UNDER Management FOR
     AN EXPLANATION OF STRATEGY ASSETS.

2    THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  A PORTION OF THE FEE IS USED TO COMPENSATE  SUCH FINANCIAL
     INTERMEDIARIES FOR ONGOING  RECORDKEEPING AND ADMINISTRATIVE  SERVICES THAT
     WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE ADVISOR,  AND A PORTION
     IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES.
     FOR MORE INFORMATION,  SEE SERVICE,  DISTRIBUTION AND ADMINISTRATIVE  FEES,
     PAGE XX.

3    OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                     1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Fundamental Equity

   A Class           $695             $947           $1,219          $1,991

   B Class           $602             $923           $1,169          $2,115

   C Class           $202             $623           $1,069          $2,305

You would pay the following expenses if you did not redeem your shares.

                     1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Fundamental Equity

   A Class           $695            $947             $1,219         $1,991

   B Class           $202            $623             $1,069         $2,115

   C Class           $202            $623             $1,069         $2,305

OBJECTIVES, STRATEGIES AND RISKS

FUNDAMENTAL EQUITY FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund generally looks for common stocks that the fund's manager  believes are attractively  priced relative to the companies'  earnings  growth  potential and dividend yields (i.e., PEGY ratio).  In implementing this approach,  the manager will look for stocks that have a PEGY ratio lower than the average PEGY ratio of the companies in the S&P 500.

o    A PEGY  ratio  is the  price-to-earnings  ratio of a stock  divided  by the company's normalized earnings growth rate plus dividend yield.

The fund's  investment  approach is expected  to generate  returns  with a lower level of price  volatility than is associated with more aggressive  investments.
As a result,  the fund is designed to meet the needs of long-term  investors who seek capital growth but do not want the price  volatility  typically  associated with more aggressive growth strategies.

Although most of the fund's assets generally will be invested in U.S. companies, there is no limit on the  amount  of  assets  the  fund can  invest  in  foreign companies.  To the extent the fund invests in foreign  companies,  most of those investments  will be in  companies  located  and  doing  business  in  developed countries.  Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information.

The fund  manager  does not attempt to time the market.  Instead,  under  normal market  conditions,  he intends to keep the fund  essentially  fully invested in stocks  regardless of the movement of stock prices  generally.  When the manager believes  it is  prudent,  the  fund may  invest  a  portion  of its  assets  in convertible debt securities,  equity-equivalent securities,  foreign securities,
short-term  securities,   non-leveraged  futures  contracts  and  other  similar
securities.  Futures  contracts,  a type of  derivative  security,  can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar  derivative  securities to help manage the risk of these types of  investments.  A complete  description  of the derivatives policy is included in the Statement of Additional Information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred  stocks,  convertible debt securities,  equity-equivalent  securities,  nonleveraged futures contracts and options,  notes,  bonds and other debt  securities,  as discussed above. The fund  generally  limits its  purchase  of debt  securities  to  investment-grade obligations.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

The fund manager may buy a large amount of a company's stock quickly,  and often may dispose of it quickly if the company's  earnings or revenues decline.  While the manager believes this strategy provides substantial  appreciation  potential over the long  term,  in the short term it can  create a  significant  amount of share price volatility.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets  primarily in U.S.
stocks,  the fund  may  invest  in  securities  of  foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign  securities,  the overall risk of the fund could be affected.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment advisor and portfolio manager play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of the fund. For funds with a stepped fee schedule,  the rate of the fee is determined by applying a fee rate calculation  formula.  This formula takes into account all of the  advisor's  assets under  management in the fund's investment  strategy  ("strategy  assets") to calculate the appropriate fee rate for the fund.  The strategy  assets  include the fund's assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a  particular  fund could allow a fund to realize  scheduled  cost  savings more quickly if the advisor  acquires  additional  assets under  management  within a strategy in addition to the fund's  assets.  The amount of the fee is calculated daily and paid monthly in arrears.  Fundamental Equity A, B and C Class will pay the  advisor a  unified  management  fee of 1.000% of its pro rata  share of the first $20 billion of the fund's strategy assets, 0.950% of its pro rata share of the next $10 billion of the fund's strategy assets, 0.925% of its pro rata share of the next $10 billion of the fund's  strategy  assets,  0.900% of its pro rata share of the next $10 billion of the fund's strategy  assets,  and 0.875% of its pro rata share over $50 billion of the fund's strategy assets.

THE PORTFOLIO MANAGER

The  advisor  employs a  portfolio  manager  to manage the fund.  The  portfolio manager regularly  reviews portfolio  holdings and buys and sells securities for the  fund as he  sees  fit,  guided  by the  fund's  investment  objectives  and strategy.

The portfolio manager is identified below.

JERRY SULLIVAN

Mr.  Sullivan,  Vice President and Portfolio  Manager,  has been a member of the team that manages Fundamental Equity since its inception. Since joining American
Century  in  February  2000,  he served as a  Portfolio  Manager  for Select and continues to serve as a Portfolio  Manager for Ultra. He was a Portfolio Manager
with the  Franklin  Templeton  Group from March 1998 to October  1999.  He has a bachelor's  degree in political  science from Columbia College and an MBA with a concentration  in finance and accounting  from the Columbia  Graduate  School of
Business.

Code of Ethics

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar days. It also contains limits on short-term  transactions  in American  Century-
managed funds. In addition,  the Code of Ethics requires  portfolio managers and other  employees  with  access  to  information  about the  purchase  or sale of securities by the funds to obtain approval before executing  permitted  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Directors may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this  prospectus are intended for purchase by participants in  employer-sponsored  retirement or savings  plans and for persons  purchasing shares through investment advisors,  broker-dealers,  banks, insurance companies and other  financial  intermediaries  that provide  various  administrative  and distribution services.

Fundamental  Equity  offers  the A, B and C  Classes  through  this  prospectus.
Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate  your  financial  advisor  for the  services  provided  to you.  Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                  B CLASS

Initial sales charge (1)                 No initial sales charge

Generally no CDSC (2)                    Contingent deferred sales charge on
                                         redemptions within six years

12b-1 fee of 0.25%                       12b-1 fee of 1.00%

No conversion feature                    Convert to A Class shares eight
                                         years after purchase

Generally more appropriate               Aggregate purchases limited to amounts
for long-term investors                  less than $100,000

C CLASS

No initial sales charge

Contingent deferred sales charge on
redemptions within 12 months

12b-1 fee of 1.00%

No conversion feature

Aggregate purchases limited to amounts
less than $1,000,000; generally more
appropriate for short-term investors

1    THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

2    A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN  PURCHASES OF $1,000,000 OR MORE
     THAT ARE REDEEMED WITHIN ONE YEAR OF PURCHASE.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amount for Fundamental Equity is $2,000 for a Coverdell  Education Savings Account (CESA),  and $2,500 for all
other accounts.

CALCULATION OF SALES CHARGES

A Class

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial advisor are:

                         SALES CHARGE     SALES CHARGE         AMOUNT PAID TO
                         AS A % OF        AS A % OF            FINANCIAL ADVISOR
PURCHASE AMOUNT          OFFERING PRICE   NET AMOUNT INVESTED  AS A % OF OFFERING PRICE

Less than $50,000           5.75%            6.10%                5.00%

$50,000 - $99,999           4.75%            4.99%                4.00%

$100,000 - $249,999         3.75%            3.90%                3.25%

$250,000 - $499,999         2.50%            2.56%                2.00%

$500,000 - $999,999         2.00%            2.04%                1.75%

$1,000,000 - $3,999,999     0.00%            0.00%                1.00% (1)

$4,000,000 - $9,999,999     0.00%            0.00%                0.50% (1)

$10,000,000 or more         0.00%            0.00%                0.25% (1)

1    FOR PURCHASES OVER  $1,000,000 BY QUALIFIED  RETIREMENT  PLANS,  NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial advisor must provide certain  information,  including the account numbers of any  accounts to be  aggregated  to  American  Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation,  only  investments  made through  individual  level accounts,  rather than accounts  aggregated at the  intermediary  level,  may be included.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares  of any two or more  American  Century  Advisor  Funds to  qualify  for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable  sales charge.  Such purchases will be valued at their  historical  cost for this  purpose.  At your request,  purchases  made during the  previous 90 days may be  included;  however,  capital  appreciation, capital  gains and  reinvested  dividends  do not apply  toward  these  combined purchases.  A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

o    purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

o    wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    present or former officers, directors and employees (and their families) of
     American Century

o    qualified retirement plan purchases

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan

o    certain other investors as deemed appropriate by American Century

The information regarding A Class sales charges provided herein is included free of charge  and in a clear and  prominent  format on  americancentury.com  in the
"Investors Using Advisors" and "Financial Intermediary" portions of the website.
From the  description  of A Class shares,  a hyperlink will take you directly to this disclosure.

B Class

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge. However, if you redeem your shares within six years of purchase date you will pay a contingent  deferred sales charge (CDSC).  There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                        CDSC AS A % OF ORIGINAL PURCHASE PRICE

1st year                                 5.00%

2nd year                                 4.00%

3rd year                                 3.00%

4th year                                 3.00%

5th year                                 2.00%

6th year                                 1.00%

After 6th year                           None

B Class shares will automatically  convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C CLASS

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original  purchase  price or the current market value at redemption, whichever is less.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     =    12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     =    12% of the original purchase cost for B Class shares

     =    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions  from IRAs due to  attainment of age 59 1/2 for A Class and C
     Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70 1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan, for A Class shares only

o    if no broker was compensated for the sale

BUYING AND SELLING SHARES

Your ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of the  financial  intermediary  through  which you do business.
Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase  or sale of fund  shares.  Please  contact  your  intermediary  or plan sponsor for a complete description of its policies.  Copies of the fund's annual report,  semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

          FINANCIAL  INTERMEDIARIES  INCLUDE  BANKS,  BROKER-DEALERS,  INSURANCE
     COMPANIES AND INVESTMENT ADVISORS.

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC  you paid on an A Class  redemption  that you are  reinvesting  will be credited to your account.  You or your financial  advisor must notify the fund's transfer agent in writing at the time of the  reinvestment  to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We discourage excessive,  short-term trading and other abusive trading practices that may disrupt portfolio management  strategies and harm fund performance.  We take steps to reduce the frequency and effect of these  activities in our funds.
These steps include monitoring trading activity,  imposing trading  restrictions on certain accounts,  imposing  redemption fees on certain funds, and using fair value pricing when the advisor  determines current market prices are not readily available.  Although  these efforts are designed to discourage  abusive  trading practices,  these tools cannot eliminate the possibility that such activity will occur.  American  Century seeks to exercise its judgment in  implementing  these tools to the best of its  abilities  in a manner that it believes is  consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  we  may  deem  the  sale  of  all  or  a  substantial  portion  of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

American Century  reserves the right, in its sole discretion,  to identify other trading practices as abusive.  In addition,  American Century reserves the right to  accept  purchases  and  exchanges  in  excess  of the  trading  restrictions discussed above if it believes that such transactions  would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity  involved in identifying  abusive trading activity and the volume of shareholder  transactions  American  Century handles, there can be no assurance  that  American  Century's  efforts will  identify all trades  or  trading  practices  that may be  considered  abusive.  In  addition,
American  Century's  ability to monitor trades that are placed by the individual shareholders  of omnibus  accounts  maintained  by financial  intermediaries  is severely limited because American Century does not have access to the underlying shareholder account  information.  However,  American Century monitors aggregate
trades   placed  in  omnibus   accounts   and  seeks  to  work  with   financial
intermediaries  to  discourage  shareholders  from  engaging in abusive  trading practices  and  to  impose  restrictions  on  excessive  trades.  There  may  be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result,  American Century's ability to monitor and discourage  abusive trading  practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

If you sell your B and C Class or, in certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above. Your redemption proceeds will be calculated using the NET ASSET
VALUE (NAV) next determined  after we receive your  transaction  request in good order.

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount in  readily  marketable  securities  instead  of in cash.  The fund managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your  address of record.  Please  note that shares  redeemed in this manner may be subject to a sales  charge if held less than the  applicable  time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American  Century  determines  the net asset  value  (NAV) of the fund as of the close of regular trading on the New York Stock Exchange  (usually 4 p.m. Eastern time) on each day the  Exchange  is open.  On days when the  Exchange  is closed
(including certain U.S.  holidays),  we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money  market fund is not readily  available,  the advisor may determine its
fair  value  in  accordance  with  procedures   adopted  by  the  fund's  board.
Circumstances  that may cause  the  advisor  to  determine  the fair  value of a security held by the fund include, but are not limited to:

o    for funds investing in foreign securities,  an event occurs after the close of the foreign exchange on which a portfolio security  principally  trades, but before the close of the  Exchange,  that is likely to have  changed the value of the security

o    a debt security has been declared in default

o    trading in a security has been halted during the trading day

o    the  demand  for the  security  (as  reflected  by its  trading  volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value  determination  would  materially  impact the fund's net asset value.  While fair value  determinations  involve  judgments that are inherently subjective,  these  determinations  are made in good  faith in  accordance  with procedures adopted by a fund's board.

Trading of  securities  in  foreign  markets  may not take  place  every day the
Exchange is open.  Also,  trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase,  exchange or redemption at the NAV next  determined after we receive your transaction request in GOOD ORDER.

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
     REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,  PROVIDING THE
     FUND  NAME AND  ACCOUNT  NUMBER,  THE  AMOUNT  OF THE  TRANSACTION  AND ALL
     REQUIRED SIGNATURES.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated  investment  company  means the fund will not be  subject  to state or federal income tax on amounts distributed.  The distributions  generally consist of  dividends  and  interest  received  by the fund,  as well as  CAPITAL  GAINS realized  by the  fund  on the  sale  of its  investment  securities.  The  fund generally pays  distributions  from net income and capital gains, if any, once a year in December. The fund may make more frequent  distributions,  if necessary, to comply with Internal Revenue Code provisions.

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL  ASSETS,  SUCH AS
     STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any
distributions   received  with  your   redemption   proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

          QUALIFIED  DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM THE
     STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED THAT THE
     FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income       Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                5%                   15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

The shares  offered by this  prospectus  are A, B and C Class shares,  which are
offered  primarily  through  employer-sponsored   retirement  plans  or  through
institutions  like  investment  advisors,  banks,  broker-dealers  and insurance companies.

The difference in the fee structures  between the classes is the result of their separate  arrangements  for  shareholder and  distribution  services and not the result of any difference in amounts  charged by the advisor for core  investment advisory  services.  Accordingly,  the core investment  advisory expenses do not vary by class. Different fees and expenses will affect performance.

Except as  described  below,  all  classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange  privileges;  and (e) the B Class provides for automatic conversion  from that class into  shares of A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class offered by this  prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class,  1.00% for B and C
Class to the distributor.  The distributor may use these fees to pay for certain ongoing shareholder and administrative  services and for distribution  services, including past distribution  services.  The distributor pays all or a portion of such  fees to the  investment  advisors,  banks,  broker-dealers  and  insurance companies  that make the classes  available.  Because these fees are used to pay for services that are not related to prospective  sales of the fund,  each class will  continue  to make  payments  under  its plan  even if it is  closed to new investors.  Because  these fees are paid out of the fund's  assets on an ongoing basis,  over time these fees will increase the cost of your  investment  and may cost you more than other  types of sales  charges.  The higher  fees for B and C
Class  shares may cost you more over time than paying the initial  sales  charge for A Class shares. For additional  information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the Statement of Additional Information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their  profits or other  available  sources.  Such  expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room, Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       o EDGAR database at sec.gov

                      o By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section, Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

--------------------------------------------------------------------------------
Fund Reference              Fund Code          Ticker         Newspaper Listing

   A Class                  xx

   B Class                  x

   C Class                  x

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
americancentury.com

0411
SH-PRS-xxxxx

American Century
Investments
statement of
additional information

November 30, 2004

AMERICAN CENTURY MUTUAL FUNDS, INC.

Balanced Fund

Capital Growth Fund

Capital Value Fund

Fundamental Equity

Giftrust(R) Fund

Growth Fund

Heritage Fund

New Opportunities Fund

New Opportunities II Fund

Select Fund

Ultra(R) Fund

Vistasm Fund

Veedot(R) Fund

This  Statement of Additional  Information  adds to the discussion in the funds'
prospectuses  dated  February  27,  2004 and  November  30,  2004,  but is not a
prospectus.   The  Statement  of  Additional   Information  should  be  read  in
conjunction with the funds' current prospectuses.  If you would like a copy of a prospectus,  please  contact us at one of the  addresses  or  telephone  numbers
listed   on  the  back   cover  or  visit   American   Century's   Web  site  at
americancentury.com.

This  Statement of  Additional  Information  incorporates  by reference  certain information that appears in the funds' annual and semiannual reports,  which are delivered to all  investors.  You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

Table of Contents

The Funds' History............................................................2

Fund Investment Guidelines....................................................3

      Growth, Ultra, Select, Vista, Heritage, Giftrust,
      New Opportunities, New Opportunities II, Veedot

      Growth, Ultra, Select, Vista, Heritage, Capital Value,
      Giftrust, New Opportunities, New Opportunities II, Veedot,

THE FUNDS' HISTORY

American  Century  Mutual  Funds,  Inc.  is  a  registered  open-end  management investment  company that was organized in 1957 as a Delaware  corporation  under the  name  Twentieth  Century  Investors,  Inc.  On June 2,  1990,  the  company reorganized as a Maryland  corporation,  and in January 1997 it changed its name to American Century Mutual Funds,  Inc.  Throughout this Statement of Additional
Information we refer to American Century Mutual Funds, Inc. as the corporation.

Each fund  described in this  Statement of Additional  Information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND                            TICKER SYMBOL             INCEPTION DATE
--------------------------------------------------------------------------------
GROWTH

   Investor Class                  TWCGX                     10/31/1958

   Institutional Class             TWGIX                     06/16/1997

   C Class                         TWGCX                     11/28/2001

   R Class                         AGWRX                     08/29/2003

   Advisor Class                   TCRAX                     06/04/1997
--------------------------------------------------------------------------------
ULTRA

   Investor Class                  TWCUX                     11/02/1981

   Institutional Class             TWUIX                     11/14/1996

   C Class                         TWCCX                     10/29/2001

   R Class                         AULRX                     08/29/2003

   Advisor Class                   TWUAX                     10/02/1996
--------------------------------------------------------------------------------
SELECT

   Investor Class                  TWCIX                     10/31/1958

   Institutional Class             TWSIX                     03/13/1997

   A Class                         AASLX                     01/31/2003

   B Class                         ABSLX                     01/31/2003

   C Class                         ACSLX                     01/31/2003

   Advisor Class                   TWCAX                     08/08/1997
--------------------------------------------------------------------------------
VISTA

   Investor Class                  TWCVX                     11/25/1983

   Institutional Class             TWVIX                     11/14/1996

   C Class                         TWVCX                     07/18/2001

   Advisor Class                   TWVAX                     10/02/1996
--------------------------------------------------------------------------------
HERITAGE

   Investor Class                  TWHIX                     11/10/1987

   Institutional Class             ATHIX                     06/16/1997

   C Class                         AHGCX                     06/26/2001

   Advisor Class                   ATHAX                     07/11/1997
--------------------------------------------------------------------------------
BALANCED

   Investor Class                  TWBIX                     10/20/1988

   Institutional Class             ABINX                     05/01/2000

   Advisor Class                   TWBAX                     01/06/1997
--------------------------------------------------------------------------------
CAPITAL VALUE

   Investor Class                  ACTIX                     03/31/1999

   Institutional Class             ACPIX                     03/01/2002

   Advisor Class                   N/A                       05/14/2003
--------------------------------------------------------------------------------
GIFTRUST

   Investor Class                  TWGTX                     11/25/1983
--------------------------------------------------------------------------------

FUND                            TICKER SYMBOL             INCEPTION DATE
--------------------------------------------------------------------------------
NEW OPPORTUNITIES

   Investor Class                  TWNOX                     12/26/1996
--------------------------------------------------------------------------------
NEW OPPORTUNITIES II

   Investor Class                  ANOIX                     06/01/2001

   Institutional Class             N/A                       N/A

   A Class                         ANOAX                     01/31/2003

   B Class                         ANOBX                     01/31/2003

   C Class                         ANOCX                     01/31/2003
--------------------------------------------------------------------------------
VEEDOT

   Investor Class                  AMVIX                     11/30/1999

   Institutional Class             AVDIX                     08/01/2000

   Advisor Class                   N/A                       N/A
--------------------------------------------------------------------------------
CAPITAL GROWTH

   A Class                         ACCGX                     02/27/2004

   B Class                         ACGBX                     02/27/2004

   C Class                         ACPGX                     02/27/2004
--------------------------------------------------------------------------------
FUNDAMENTAL EQUITY

   A Class                         N/A                       11/30/2004

   B Class                         N/A                       11/30/2004

   C Class                         N/A                       11/30/2004

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing each fund's assets.  Descriptions  of the investment  techniques and risks  associated  with each appear in the section,  Investment  Strategies  and
Risks,  which begins on page 6. In the case of the funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussions  contained in the prospectuses.

Each fund,  other  than  Veedot,  is  diversified  as defined in the  Investment
Company Act of 1940 (the Investment  Company Act).  Diversified means that, with respect to 75% of its total  assets,  each fund will not invest  more than 5% of its total assets in the  securities  of a single  issuer or own more than 10% of the outstanding voting securities of a single issuer.

Veedot  is  nondiversified.  Although  Veedot's  managers  expect  that  it will ordinarily  satisfy the requirements of a diversified  fund, its  nondiversified status  gives it more  flexibility  to  invest  heavily  in the most  attractive companies identified by the fund's methodology.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

GROWTH, ULTRA, SELECT, VISTA, HERITAGE, GIFTRUST,
NEW OPPORTUNITIES, NEW OPPORTUNITIES II, VEEDOT,
CAPITAL GROWTH AND FUNDAMENTAL EQUITY

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
prospectuses,  the fund  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described on the following  pages. It is the advisor's  intention that each fund will generally  consist of domestic and foreign common stocks,  convertible debt securities and equity-equivalent  securities.  However,  subject to the specific limitations  applicable to a fund,  the funds'  management  teams may invest the assets of each fund in varying  amounts in other  instruments  and may use other techniques,  such as those reflected in Table 1 on page 5, when such a course is deemed  appropriate  in order to pursue a fund's  investment  objective.  Senior securities that, in the opinion of the fund managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available,  the fund managers intend to keep the funds fully invested,  regardless of the movement of stock or bond prices, generally. However, should a fund's investment methodology fail to  identify  sufficient  acceptable  securities,  or for any other  reason including  the  desire to take a  temporary  defensive  position,  the funds may invest up to 100% of their assets in U.S. government securities.  With regard to
Veedot,  the fund managers intend to keep the fund fully invested so long as the methodology  identifies  sufficient  accelerating  securities  whose share price patterns  suggest  their stock  prices are likely to increase in value.  In most circumstances,  each fund's  actual level of cash and cash  equivalents  will be less than 10%. The  managers  may use futures  contracts as a way to expose each fund's cash assets to the market while  maintaining  liquidity.  As mentioned in the prospectuses,  the managers may not leverage a fund's portfolio; so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE
SECURITIES, page 8, SHORT-TERM SECURITIES, page 12 and FUTURES AND OPTIONS, page
12.

BALANCED

In general,  within the restrictions outlined here and in the fund's prospectus, the fund  managers  have  broad  powers to decide  how to  invest  fund  assets, including the power to hold them uninvested.  As a matter of fundamental policy, the managers  will invest  approximately  60% of the fund's  portfolio in equity securities  and the remainder in bonds and other  fixed-income  securities.  The equity portion of the fund  generally  will be invested in equity  securities of companies  comprising the 1,500 largest  publicly traded companies in the United
States.  The fund's investment  approach may cause its equity portion to be more heavily invested in some industries than in others.  However,  it may not invest more  than  25% of its  total  assets  in  companies  whose  principal  business activities are in the same industry.  In addition,  as a diversified  investment company,  its  investments in a single issue are limited,  as described above in
FUND  INVESTMENT  GUIDELINES.  The  fund  managers  also  may  purchase  foreign
securities,   convertible   debt   securities,   equity-equivalent   securities,
non-leveraged   futures  contracts  and  similar   securities,   and  short-term
securities. See Table 1, page 5.

The fixed-income portion of the fund generally will be invested in a diversified
portfolio  of  high-grade  government,   corporate,   asset-backed  and  similar
securities. There are no maturity restrictions on the fixed-income securities in which the fund  invests,  but  under  normal  conditions  the  weighted  average maturity for the  fixed-income  portion of the fund will be in the  3-to-10-year
range.   The  managers  will  actively  manage  the  portfolio,   adjusting  the
portfolio's  weighted  average  maturity  in  response  to  expected  changes in interest  rates.  During periods of rising  interest  rates, a shorter  weighted average  maturity  may be  adopted  in order to reduce  the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted.  The restrictions on the quality of the fixed-income securities the fund may purchase are  described  in  the  prospectus.  For  a  description  of  the  fixed-income securities rating system, see EXPLANATION OF FIXED-INCOME SECURITIES RATINGS, on
page 75.

CAPITAL VALUE

The fund managers will invest  primarily in stocks of medium to large  companies that the managers  believe are  undervalued  at the time of  purchase.  The fund managers will usually purchase common stocks of U.S. and foreign companies,  but they can  purchase  other types of  securities  as well,  such as  domestic  and
foreign  preferred  stocks,   convertible  debt  securities,   equity-equivalent
securities, notes, bonds and other debt securities. See Table 1, below.

TABLE 1

AN "X" IN THE TABLE BELOW  INDICATES THAT THE FUND MAY INVEST IN THE SECURITY OR
EMPLOY THE INVESTMENT TECHNIQUE THAT APPEARS IN THE CORRESPONDING ROW.

                          GROWTH
                          UlTRA                   NEW
                          SELECT                  OPPORTUNITIES II
                     CAPITAL GROWTH     VISTA     NEW                         CAPITAL
                   FUNDAMENTAL EQUITY   HERITAGE  OPPORTUNITIES   GIFTRUST   BALANCED     VALUE    VEEDOT
---------------------------------------------------------------------------------------------------------
Foreign Securities           X             X           X              X          X          X         X

Convertible Debt
    Securities               X             X           X              X          X          X         X

Short Sales                  X             X           X              X          X          X         X

Portfolio Lending        33-1/3%       33-1/3%     33-1/3%        33-1/3%    33-1/3%    33-1/3%   331/3%

Derivative Securities        X             X           X              X          X          X         X

Investments in Companies
    with Limited
    Operating Histories     5%            10%         10%            10%        5%          X        10%

Other Investment
    Companies               10%           10%         10%            10%        10%        10%       10%

Repurchase Agreements        X             X           X              X          X          X         X

When-Issued and
    Forward Commitment
    Agreements               X             X           X              X          X          X         X

Restricted and
Illiquid Securities         15%           15%         15%            15%        15%        15%       15%

Short-Term Securities        X             X           X              X          X          X         X
---------------------------------------------------------------------------------------------------------
Futures & Options            X             X           X              X          X          X         X

Forward Currency
    Exchange Contracts       X             X           X              X          X          X         X

Equity Equivalents           X             X           X              X          X          X         X
---------------------------------------------------------------------------------------------------------
Fixed-Income Securities

    Debt Securities          X             X           X              X          X          X         X

    Municipal Notes                                                              X          X

    Municipal Bonds                                                              X          X

    Variable- and
     Floating-Rate
     Obligations                                                                 X          X

    Obligations with Term
     Puts Attached                                                               X          X

    Tender Option Bonds                                                                     X

    Zero-Coupon and
    Step-Coupon Securities                                                       X

    Inverse Floaters                                                             X          X

    U.S. Government
    Securities               X             X           X              X          X          X         X

    Mortgage-Backed
    Securities                                                                   X

    Asset-Backed Securities                                                      X

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes  investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each  investment  vehicle and technique  contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular  investment vehicle, consult Table 1, page 5.

FOREIGN SECURITIES

Each fund may invest an unlimited  portion of its total assets in the securities of foreign issuers,  including foreign  governments,  when these securities meet its standards of selection.  Securities of foreign issuers may trade in the U.S.
or foreign securities markets.

The funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers,  foreign  governments and their agencies.  The funds may purchase foreign  securities of issuers whose principal  business  activities  are located in developed  and  emerging  market countries. The funds consider developed countries to include Australia, Austria,
Belgium,  Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
Ireland,  Italy,  Japan,  Luxembourg,  The  Netherlands,  New  Zealand,  Norway,
Portugal,  Singapore,  Spain,  Sweden,  Switzerland,  the United Kingdom and the
United States.

Investments in foreign securities may present certain risks, including:

CURRENCY  RISK - The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign currency in which the security is denominated,  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL  AND ECONOMIC  RISK - The  economies of many of the countries in which the funds invest are not as  developed  as the economy of the United  States and
may  be  subject  to  significantly   different  forces.   Political  or  social
instability,   expropriation,   nationalization,   confiscatory   taxation   and
limitations on the removal of funds or other assets also could adversely  affect the value of investments.  Further, the funds may find it difficult or be unable to enforce  ownership  rights,  pursue  legal  remedies or obtain  judgments  in foreign courts.

REGULATORY RISK - Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds  invest will have  substantially  less  trading  volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the  portfolio  security or, if the fund has entered into a contract to sell the security,  liability to the  purchaser.

OWNERSHIP  RISK - Evidence of  securities  ownership  may be  uncertain  in many foreign  countries.  As a result,  there is a risk that a fund's  trade  details could be incorrectly  or  fraudulently  entered at the time of the  transaction, resulting in a loss to the fund.

CONVERTIBLE DEBT SECURITIES

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert  the  fixed-income  security  into a stated  number  of shares of common stock. As fixed-income securities,  convertible debt securities provide a stable stream of income,  with generally higher yields than common stocks.  Convertible debt  securities  offer the  potential to benefit  from  increases in the market price of the underlying common stock; however, they generally offer lower yields than  non-convertible  securities  of similar  quality.  Of course,  as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations.  In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible  debt  securities  generally are  subordinated  to other similar but non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt  obligations,  enjoy  seniority in right of payment to all equity securities,  and  convertible  preferred  stock is senior to common stock of the same issuer.  Because of the subordination  feature,  however,  convertible debt securities typically have lower ratings from ratings  organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security  is  comprised  of  two  distinct  securities  that  together  resemble convertible securities in certain respects. Synthetic convertible securities are created by combining  non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic  convertible  security,  which will be issued with respect to the same entity,  generally are not offered as a unit, and may be purchased and sold by the fund at different times.  Synthetic  convertible  securities  differ from convertible  securities  in certain  respects.  Each  component  of a  synthetic convertible  security has a separate  market value and responds  differently  to market fluctuations.  Investing in a synthetic convertible security involves the
risk  normally  found  in  holding  the  securities   comprising  the  synthetic
convertible security.

Each fund will limit its holdings of convertible  debt securities to those that, at the time of purchase,  are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or  Moody's,  are of  equivalent  investment  quality as
determined  by  the  advisor.   Each  fund's  investments  in  convertible  debt
securities and other  high-yield,  non-convertible  debt securities  rated below investment-grade  will  comprise  less than 35% of the fund's net  assets.  Debt
securities   rated  below  the  four  highest   categories  are  not  considered
"investment-grade"    obligations.    These    securities    have    speculative
characteristics and present more credit risk than investment-grade obligations.

SHORT SALES

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve.  If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an  amount  sufficient  to meet  the  purchase  price.  There  will  be  certain additional  transaction  costs  associated  with short sales,  but the fund will endeavor  to offset  these costs with  income  from the  investment  of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objectives, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment  objectives and policies,  each of the funds may invest in  securities  that are  commonly  referred  to as  derivative securities.  Generally,  a derivative  security is a financial  arrangement  the value of which is based on, or derived from, a traditional  security,  asset, or market index.  Certain  derivative  securities are described more  accurately as
index/structured   securities.   Index/structured   securities   are  derivative
securities whose value or performance is linked to other equity securities (such as depositary receipts),  currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities  prices, or currency exchange rates and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

No fund may invest in a derivative  security  unless the reference  index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other
     financial   asset  will  not  move  in  the  direction  the  fund  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy  regarding  investments in derivative securities.  That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides that a fund may not invest in a  derivative  security if it would be possible  for a fund to lose more money  than the  notional  value of the  investment.  The policy  also establishes a committee that must review certain  proposed  purchases before the purchases  can be made.  The advisor will report on fund  activity in derivative securities to the Board of Directors as necessary.

SWAP AGREEMENTS

Each  fund  may  invest  in swap  agreements,  consistent  with  its  investment objective and  strategies.  A fund may enter into a swap  agreement in order to, for example,  attempt to obtain or preserve a  particular  return or spread at a lower cost than obtaining a return or spread through  purchases  and/or sales of instruments in other markets; protect against currency fluctuations;  attempt to manage  duration to protect  against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party  contracts entered into primarily by institutional investors  for  periods  ranging  from a few weeks to more  than one year.  In a standard  "swap"  transaction,  two parties  agree to  exchange  the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be exchanged or  "swapped"  between the parties are  generally calculated with respect to a "notional  amount," i.e., the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular foreign currency, or in a "basket" of securities  representing a particular index. Forms of swap agreements include,  for example,  interest rate swaps,  under  which  fixed- or  floating-rate  interest  payments on a specific principal  amount are exchanged  and total return  swaps,  under which one party agrees to pay the other the total return of a defined  underlying asset (usually an index,  stock,  bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap  agreements to hedge an existing  position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell  protection  against a credit event of a specific issuer. The seller of credit  protection  against a security  or basket of  securities  receives an up-front or periodic payment to compensate  against  potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit
risk  by  buying  protection.   Market  supply  and  demand  factors  may  cause
distortions  between  the cash  securities  market and the credit  default  swap market.

Whether  a fund's  use of swap  agreements  will be  successful  depends  on the advisor's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund.  Total  return swaps could  result in losses if the  reference  index, security,  or  investments  do not perform as  anticipated  by the fund.  Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness  of the  issuer  on which  the  credit  default  swap is based.
Because they are two-party  contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover,  a fund bears the risk of loss of the amount  expected to be received  under a swap agreement  in the  event  of  the  default  or  bankruptcy  of a swap  agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal  Revenue Code may limit the funds' ability to use swap agreements.  The  swaps  market  is a  relatively  new  market  and  is  largely unregulated.  It is possible that  developments  in the swaps market,  including potential  government  regulation,  could  adversely  affect a fund's ability to terminate  existing swap  agreements or to realize  amounts to be received under such agreements.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may invest a portion of their assets in the securities of issuers with limited operating  histories.  The managers consider an issuer to have a limited operating  history  if that  issuer  has a record  of less than  three  years of continuous  operation.  The managers will consider periods of capital formation, incubation,  consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created for the purpose of pooling mortgage  obligations would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase   agreement   occurs  when,  at  the  time  a  fund  purchases  an
interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its record in an amount  sufficient  to meet the purchase  price.  When the time comes to pay for the when-issued securities,  the fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of Directors  has  delegated  the  day-to-day  function of determining  the  liquidity of Rule 144A  securities to the fund  managers.  The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly  and a fund may, from time to time,  hold a Rule 144A or other  security  that is  illiquid.  In such an event,  the fund  managers  will consider appropriate remedies to minimize the effect on such fund's liquidity.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  these funds may invest a portion of their  assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o    Commercial Paper

o    Certificates of Deposit and Euro Dollar Certificates of Deposit

o    Bankers' Acceptances

o    Short-term notes, bonds, debentures or other debt instruments

o    Repurchase agreements

o    Money market funds

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the  aggregate.  These  investments  may include  investments in money market funds managed by the advisor.  Any  investment in money market funds must be consistent with the investment  policies and  restrictions of the fund making the investment.

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total  assets in other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of a fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

FUTURES AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the fund's securities  (taking a short futures position),

o    protect  against the risk of an increase in market value for  securities in which  the fund  generally  invests  at a time  when the fund is not  fully invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices,  provided that the transactions are consistent with the fund's investment  objectives.  Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for  fixed-income  funds, or the S&P
500 Index for equity funds.  The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes.
Futures  contracts are traded on national futures  exchanges.  Futures exchanges and trading are  regulated  under the  Commodity  Exchange Act by the  Commodity
Futures Trading Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying  security or index fluctuates,  making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain risks. If the fund managers apply a hedge at an  inappropriate time or judge  interest rate or equity market  trends  incorrectly,  futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements  at a time when the fund managers would not otherwise elect to do so. In  addition,  a fund may be required  to deliver or take  delivery of instruments  underlying  futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national  futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FORWARD CURRENCY EXCHANGE CONTRACTS

Each fund may purchase and sell  foreign  currency on a spot (i.e.,  cash) basis and may engage in forward  currency  contracts,  currency  options  and  futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 8.

The funds expect to use forward currency contracts under two circumstances:

(1)  When the fund managers are purchasing or selling a security  denominated in a  foreign  currency  and  wish to lock in the  U.S.  dollar  price of that security,  the fund managers would be able to enter into a forward currency contract to do so;

(2)  When the fund  managers  believe that the currency of a particular  foreign country may suffer a substantial  decline against the U.S.  dollar,  a fund would be able to enter into a forward  currency  contract  to sell  foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities  either  denominated in, or whose value is tied to, such foreign currency.

In the first  circumstance,  when a fund enters into a trade for the purchase or sale of a security  denominated  in a foreign  currency,  it may be desirable to establish (lock in) the U.S.  dollar cost or proceeds.  By entering into forward currency  contracts  in U.S.  dollars  for  the  purchase  or sale of a  foreign currency involved in an underlying security  transaction,  the fund will be able to protect  itself  against a possible loss between trade and  settlement  dates resulting from the adverse change in the  relationship  between the U.S.  dollar and the subject foreign currency.

In the second circumstance,  when the fund managers believe that the currency of a  particular  country  may suffer a  substantial  decline  relative to the U.S.
dollar, a fund could enter into a forward currency  contract to sell for a fixed dollar amount the amount in foreign  currencies  approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.  The fund will cover outstanding forward contracts by maintaining liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying the forward  contract or the currency being hedged.
To the extent that the fund is not able to cover its forward currency  positions with  underlying  portfolio  securities,  the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate  amount of the fund's commitments under the forward currency contact.

The precise matching of forward currency  contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign  currencies will change as a consequence of market movements in the values of those  securities  between the date the forward  currency  contract is entered  into and the date it matures.  Predicting  short-term  currency  market movements is extremely  difficult,  and the  successful  execution of short-term hedging strategy is highly  uncertain.  The fund managers do not intend to enter into such contracts on a regular basis. Normally,  consideration of the prospect for  currency  parities  will be  incorporated  into  the  long-term  investment decisions made with respect to overall diversification strategies.  However, the fund  managers  believe that it is important to have  flexibility  to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the  forward  currency  contract  matures,  the fund  may  either  sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate the  obligation  to deliver the foreign  currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase,  on the same maturity date, the same amount of the foreign currency.

It is  impossible  to  forecast  with  absolute  precision  the market  value of portfolio  securities  at the  expiration  of  the  forward  currency  contract.
Accordingly,  it may be  necessary  for a fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency  the fund is  obligated  to deliver and if a decision is made to sell the security to make delivery of the foreign currency the fund is obligated to deliver.

EQUITY EQUIVALENTS

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred stock, convertible preferred stock and convertible debt securities.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security.

DEBT SECURITIES

Each of the funds may invest in debt securities  when the fund managers  believe such securities  represent an attractive  investment for the fund. The funds may invest in debt  securities  for  income,  or as a  defensive  strategy  when the managers believe adverse economic or market conditions exist.

The value of debt  securities in which the funds may invest will fluctuate based upon  changes in  interest  rates and the credit  quality  of the  issuer.  Debt securities generally will be limited to investment-grade obligations. Investment grade means that at the time of purchase,  such obligations are rated within the
four  highest   categories  by  a  nationally   recognized   statistical  rating
organization (for example,  at least Baa by Moody's Investors  Service,  Inc. or
BBB by Standard & Poor's  Corporation),  or, if not rated, are of equivalent investment  quality as determined by the fund's  advisor.  According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A
BBB rating by S&P  indicates  S&P's  belief  that a security  exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

In addition,  the value of a fund's investments in fixed-income  securities will change as  prevailing  interest  rates  change.  In general,  the prices of such securities  vary inversely  with interest  rates.  As prevailing  interest rates fall,  the  prices of bonds and other  securities  that  trade on a yield  basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending  upon  the  particular  amount  and  type of  fixed-income  securities holdings of a fund,  these changes may impact the net asset value of that fund's shares.

MUNICIPAL NOTES

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax  Anticipation  Notes  (TANs)  are issued in  anticipation  of  seasonal  tax revenues,  such as ad valorem property,  income,  sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its  ability  to levy  taxes for the timely  payment  of  interest  and repayment  of  principal,  although  such  levies  may  be  constitutionally  or statutorily limited as to rate or amount.

Revenue  Anticipation  Notes (RANs) are issued with the expectation that receipt of future revenues,  such as federal revenue sharing or state aid payments, will be used to repay the  notes.  Typically,  these  notes also  constitute  general obligations of the issuer.

Bond  Anticipation  Notes (BANs) are issued to provide  interim  financing until long-term financing can be arranged.  In most cases, the long-term bonds provide the money for repayment of the notes.

MUNICIPAL BONDS

Municipal  bonds,  which  generally  have  maturities of more than one year when issued,  are designed to meet longer-term  capital needs.  These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties,  cities, towns and regional districts to fund a variety of public projects,  including construction of and improvements to schools,  highways, and water and sewer systems. GO bonds are backed by the  issuer's  full faith and credit  based on its ability to levy taxes for the timely  payment of interest and repayment of  principal,  although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority;  rather,  interest and  principal  are  secured by the net  revenues  from a project  or  facility.
Revenue  bonds are issued to finance a variety  of capital  projects,  including construction or refurbishment of utility and waste disposal  systems,  highways, bridges,  tunnels,  air and  seaport  facilities,  schools and  hospitals.  Many revenue bond issuers provide  additional  security in the form of a debt-service reserve  fund that may be used to make  payments of interest and  repayments  of principal on the issuer's obligations.  Some revenue bond financings are further protected  by a  state's  assurance  (without  obligation)  that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public  authorities to finance privately  operated  facilities.  These bonds  are  used to  finance  business,  manufacturing,  housing,  athletic  and pollution  control  projects,  as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the  facility's operator to meet financial  obligations,  and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

Variable- and floating-rate  demand  obligations  (VRDOs and FRDOs) carry rights that  permit  holders to demand  payment of the unpaid  principal  plus  accrued interest,  from the  issuers  or from  financial  intermediaries.  Floating-rate securities,  or floaters,  have interest  rates that change  whenever there is a change in a  designated  base  rate;  variable-rate  instruments  provide  for a specified, periodic adjustment in the interest rate, which typically is based on an index.  These rate  formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED

Balanced and Capital Value may invest in fixed-rate bonds subject to third-party puts and participation  interests in such bonds that are held by a bank in trust or  otherwise,  which have tender  options or demand  features  attached.  These tender  options  or demand  features  permit  the funds to tender (or put) their bonds to an  institution  at periodic  intervals  and to receive  the  principal amount  thereof.  The fund  managers  expect  that the  funds  will pay more for securities  with puts  attached  than for  securities  without  these  liquidity features.

Because it is difficult to evaluate the  likelihood of exercise or the potential benefit of a put,  puts  normally  will be  determined  to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as  separate  securities  are not  expected  to affect the funds'  weighted average  maturities.  When a fund has paid for a put, the cost will be reflected as unrealized  depreciation on the underlying security for the period the put is held.  Any gain on the sale of the  underlying  security  will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase  the  underlying  obligation  when (or if) a fund attempts to exercise the put. To minimize such risks,  the funds will  purchase  obligations with puts attached only from sellers  deemed  creditworthy  by the fund managers under the direction of the Board of Directors.

TENDER OPTION BONDS

Tender Option Bonds (TOBs) were created to increase the supply of  high-quality, short-term tax-exempt  obligations,  and thus they are of particular interest to money market funds. However, Capital Value may purchase these instruments.

TOBs are created by municipal  bond dealers who  purchase  long-term  tax-exempt bonds in the  secondary  market,  place the  certificates  in  trusts,  and sell interests in the trusts with puts or other liquidity  guarantees  attached.  The credit quality of the resulting synthetic short-term  instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk  that a  remarketing  agent  will  renege on a tender  option agreement if the underlying bond is downgraded or defaults. Because of this, the fund  managers  monitor the credit  quality of bonds  underlying  the funds' TOB holdings and intend to sell or put back any TOB if the rating on the  underlying bond falls  below the  second-highest  rating  category  designated  by a rating agency.

ZERO-COUPON AND STEP-COUPON SECURITIES

Balanced may purchase zero-coupon debt securities. Zero-coupon securities do not make regular cash  interest  payments,  and are sold at a deep discount to their face value.

The fund may also purchase step-coupon or step-rate debt securities.  Instead of having a fixed coupon for the life of the security,  coupon or interest payments may  increase  to  predetermined  rates at future  dates.  The issuer  generally retains the right to call the security.  Some step-coupon  securities are issued with no  coupon  payments  at all  during an  initial  period,  and only  become interest-bearing  at a future date; these securities are sold at a deep discount to their face value.

Although zero-coupon and certain step-coupon securities may not pay current cash income,  federal  income tax law  requires  the holder to include in income each year the portion of any original issue discount and other noncash income on such securities  accrued  during  that year.  In order to  continue  to  qualify  for treatment as a regulated  investment company under the Internal Revenue Code and avoid certain  excise tax, the funds are required to make  distributions  of any original  issue  discount  and  other  noncash  income  accrued  for each  year.
Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.

INVERSE FLOATERS

Balanced and Capital Value may hold inverse  floaters.  An inverse  floater is a type of derivative  security that bears an interest rate that moves inversely to market  interest  rates.  As market  interest  rates rise,  the interest rate on inverse floaters goes down, and vice versa.  Generally,  this is accomplished by expressing  the interest rate on the inverse  floater as an  above-market  fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific  floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse  floaters  may be issued in  conjunction  with an equal  amount of Dutch
Auction  floating-rate bonds (floaters),  or a market-based index may be used to set the interest rate on these securities.  A Dutch Auction is an auction system in which  the  price  of the  security  is  gradually  lowered  until it meets a responsive  bid and is sold.  Floaters  and inverse  floaters  may be brought to market by (1) a broker-dealer who purchases  fixed-rate bonds and places them in a trust,  or (2) an  issuer  seeking  to  reduce  interest  expenses  by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer  structured offering (where underlying fixed-rate bonds have been placed in a trust),  distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the  floaters,  and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater  holders receive all of the interest that remains,  if any, on the underlying  bonds after floater  interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly  reduced,  even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are  comparable,  although the interest paid on the inverse  floaters is based on a presumed coupon rate that would have been required to bring  fixed-rate  bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters,  inverse floater holders may be given the right to acquire the underlying  security (or to create a fixed-rate  bond) by calling an equal amount of  corresponding  floaters.  The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction  procedure  generally do not have the right to put back their  interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures,  during which time interest on the floater is capped at a predetermined rate.

The  secondary  market for  floaters and inverse  floaters  may be limited.  The market value of inverse  floaters tends to be  significantly  more volatile than fixed-rate bonds.

U.S. GOVERNMENT SECURITIES

U.S.  Treasury  bills,  notes,  zero-coupon  bonds  and other  bonds are  direct obligations  of the U.S.  Treasury,  which has never  failed to pay interest and repay principal when due. Treasury bills have initial  maturities of one year or less,  Treasury  notes  from two to 10 years,  and  Treasury  bonds more than 10 years.  Although U.S. Treasury securities carry little principal risk if held to maturity,  the  prices of these  securities  (like all debt  securities)  change between issuance and maturity in response to fluctuating market interest rates.

A  number  of  U.S.  government  agencies  and   instrumentalities   issue  debt
securities.  These  agencies  generally  are  created by  Congress  to fulfill a specific need, such as providing  credit to home buyers or farmers.  Among these agencies are the Federal Home Loan Banks,  the Federal  Farm Credit  Banks,  the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some  agency  securities  are  backed by the full  faith and  credit of the U.S.
government,  and  some  are  guaranteed  only  by  the  issuing  agency.  Agency securities  typically offer somewhat higher yields than U.S. Treasury securities with similar maturities.  However,  these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency  securities may be fixed for the term of the investment
(fixed-rate   agency   securities)   or  tied  to  prevailing   interest   rates
(floating-rate agency securities).  Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate  agency  securities  frequently  have caps  limiting the extent to which coupon rates can be raised.  The price of a floating-rate  agency security may decline if its capped coupon rate is lower than  prevailing  market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits  redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES

Interest  rate  resets  on  floating-rate  U.S.   government  agency  securities
generally  occur at  intervals  of one year or less in  response to changes in a predetermined  interest  rate index.  There are two main  categories of indices:
those based on U.S.  Treasury  securities  and those  derived  from a calculated measure,  such as a  cost-of-funds  index.  Commonly  used  indices  include the three-month,  six-month and one-year  Treasury bill rates; the two-year Treasury note yield;  the  Eleventh  District  Federal Home Loan Bank Cost of Funds Index
(EDCOFI);  and the London  Interbank  Offered Rate (LIBOR).  Fluctuations in the
prices  of  floating-rate  U.S.   government  agency  securities  are  typically
attributed  to  differences  between the coupon  rates on these  securities  and prevailing market interest rates between interest rate reset dates.

MORTGAGE-BACKED SECURITIES

BACKGROUND

A  mortgage-backed  security  represents  an  ownership  interest  in a pool  of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like  fixed-income  securities  such as  U.S.  Treasury  bonds,  mortgage-backed securities  pay a stated  rate of  interest  during  the  life of the  security.
However,  unlike a bond, which returns principal to the investor in one lump sum at  maturity,  mortgage-backed  securities  return  principal to the investor in increments  during  the life of the  security.

Because  the timing and speed of  principal  repayments  vary,  the cash flow on mortgage-backed  securities is irregular.  If mortgage holders sell their homes, refinance  their loans,  prepay their  mortgages or default on their loans,  the principal is distributed pro rata to investors.

As with other fixed-income securities,  the prices of mortgage-backed securities fluctuate in response to changing  interest rates; when interest rates fall, the prices of  mortgage-backed  securities rise, and vice versa.  Changing  interest rates have additional  significance for  mortgage-backed  securities  investors, however,  because they influence  prepayment  rates (the rates at which mortgage
holders   prepay  their   mortgages),   which  in  turn  affect  the  yields  on
mortgage-backed  securities.  When  interest  rates  decline,  prepayment  rates generally  increase.  Mortgage  holders  take  advantage of the  opportunity  to refinance  their  mortgages  at lower rates with lower  monthly  payments.  When interest  rates rise,  mortgage  holders are less  inclined to  refinance  their mortgages.  The effect of  prepayment  activity on yield  depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive  principal  sooner than it  expected  because of  accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal  at rates lower than it would have earned if principal  payments  were made  on  schedule.  Conversely,  a  mortgage-backed  security  may  exceed  its anticipated  life if  prepayment  rates  decelerate  unexpectedly.  Under  these circumstances,  a fund  might miss an  opportunity  to earn  interest  at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage  Association (GNMA) is a wholly owned corporate instrumentality  of the United States within the Department of Housing and Urban
Development.  The  National  Housing  Act of 1934  (Housing  Act),  as  amended, authorizes  GNMA to guarantee  the timely  payment of interest and  repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing  Administration  under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans),  or guaranteed  by the Veterans'  Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible  mortgage loans. The Housing Act provides that the full faith and credit of the U.S.  government is pledged to the payment of all amounts that may be required to be paid under any  guarantee.  GNMA has  unlimited  authority  to borrow  from the U.S.  Treasury  in order  to meet its  obligations  under  this guarantee.

GNMA  certificates  represent  a pro rata  interest  in one or more pools of the following types of mortgage loans:  (a) fixed-rate level payment mortgage loans;
(b) fixed-rate  graduated payment mortgage loans (GPMs);  (c) fixed-rate growing
equity  mortgage  loans  (GEMs);  (d)  fixed-rate   mortgage  loans  secured  by
manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential
properties  under   construction   (CLCs);   (f)  mortgage  loans  on  completed
multifamily  projects  (PLCs);  (g) fixed-rate  mortgage loans that use escrowed funds to reduce the borrower's  monthly  payments  during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment  adjustments  based on periodic  changes in  interest  rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National  Mortgage  Association  (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally  established in 1938 as a U.S.  government agency designed to provide  supplemental  liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by  legislation  enacted in 1968.  Fannie Mae acquires  capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds  available for housing.  This money is used to buy home mortgage loans from local lenders,  replenishing  the supply of capital available for mortgage lending.

Fannie Mae  certificates  represent a pro rata  interest in one or more pools of
FHA Loans,  VA Loans,  or, most  commonly,  conventional  mortgage  loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following  types:  (a) fixed-rate  level payment  mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate  graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie  Mae  certificates  entitle  the  registered  holder to  receive  amounts representing  a pro rata interest in scheduled  principal and interest  payments
(at the  certificate's  pass-through  rate,  which is net of any  servicing  and guarantee fees on the underlying mortgage loans), any principal prepayments, and a  proportionate  interest in the full  principal  amount of any  foreclosed  or otherwise  liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae  certificate  is  guaranteed by Fannie
Mae;  this  guarantee  is not  backed by the full  faith and  credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality  of the United States  created  pursuant to the  Emergency  Home
Finance  Act of 1970  (FHLMC  Act),  as  amended.  Freddie  Mac was  established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing  first-lien  conventional  residential mortgage  loans  (and  participation  interests  in  such  mortgage  loans)  and reselling  these  loans in the  form of  mortgage-backed  securities,  primarily
Freddie Mac certificates.

Freddie Mac  certificates  represent a pro rata  interest in a group of mortgage loans (a Freddie Mac certificate  group)  purchased by Freddie Mac. The mortgage loans underlying  Freddie Mac certificates  consist of fixed- or adjustable-rate mortgage  loans  with  original  terms to  maturity  of between 10 and 30 years, substantially  all of which are secured by  first-liens  on one- to  four-family residential  properties or  multifamily  projects.  Each mortgage loan must meet standards  set  forth in the FHLMC  Act.  A Freddie  Mac  certificate  group may include whole loans, participation interests in whole loans, undivided interests in whole loans,  and  participations  composing  another Freddie Mac certificate group.

Freddie Mac guarantees to each  registered  holder of a Freddie Mac  certificate the timely  payment of interest  at the rate  provided  for by the  certificate.
Freddie Mac also guarantees  ultimate collection of all principal on the related mortgage  loans,  without  any  offset  or  deduction,  but  generally  does not guarantee the timely repayment of principal.  Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure  sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after  demand has been made upon the  mortgager for accelerated payment of principal.  Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A  CMO  is  a  multiclass  bond  backed  by  a  pool  of  mortgage  pass-through certificates or mortgage loans.  CMOs may be  collateralized by (a) GNMA, Fannie
Mae or Freddie Mac  pass-through  certificates;  (b)  unsecured  mortgage  loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans'  Affairs;  (c)  unsecuritized   conventional  mortgages;  or  (d)  any
combination thereof.

In  structuring  a CMO,  an issuer  distributes  cash  flow from the  underlying collateral over a series of classes called tranches. Each CMO is a set of two or more  tranches,  with  average  lives and cash flow  patterns  designed  to meet specific investment  objectives.  The average life expectancies of the different tranches in a four-part  deal,  for example,  might be two,  five,  seven and 20 years.

As payments on the underlying mortgage loans are collected,  the CMO issuer pays the coupon rate of interest to the  bondholders in each tranche.  At the outset, scheduled  and  unscheduled  principal  payments  go to  investors  in the first tranches.  Investors in later tranches do not begin receiving principal payments until the prior  tranches  are paid off.  This  basic  type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are  transferred from one tranche to another.  Prepayment  stability is improved in some tranches if other tranches absorb more prepayment variability.

The final  tranche of a CMO often  takes the form of a Z-bond,  also known as an accrual  bond or accretion  bond.  Holders of these  securities  receive no cash until the earlier  tranches  are paid in full.  During the period that the other tranches are outstanding,  periodic  interest  payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment,  however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent.  The planned  amortization  class (PAC) and targeted  amortization  class (TAC),  for example,  were designed to reduce prepayment risk by establishing a sinking-fund structure.  PAC and TAC bonds  assure to varying  degrees  that  investors  will receive payments over a predetermined period under various prepayment scenarios.
Although  PAC and TAC bonds are  similar,  PAC bonds are better  able to provide stable cash flows under various  prepayment  scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the  stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond,  support or non-PAC bond -- that absorbs the  variability of principal  cash flows.  Because companion bonds have a high degree of average life  variability,  they generally pay a higher yield. A TAC bond can have some of the prepayment  variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate  CMO tranches  (floaters)  pay a variable rate of interest that is usually tied to the LIBOR.  Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive  investments.
Super  floaters  (which  float a certain  percentage  above  LIBOR) and  inverse floaters  (which  float  inversely  to  LIBOR)  are  variations  on the  floater structure that have highly variable cash flows.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped  mortgage-backed  securities are created by segregating  the cash flows from underlying  mortgage loans or mortgage securities to create two or more new securities,  each  with a  specified  percentage  of the  underlying  security's principal  or interest  payments.  Mortgage-backed  securities  may be partially stripped so that each investor class receives some interest and some  principal.
When  securities  are  completely  stripped,  however,  all of the  interest  is distributed  to  holders  of one type of  security,  known  as an  interest-only security,  or IO, and all of the principal is  distributed to holders of another type of  security  known as a  principal-only  security,  or PO.  Strips  can be created in a pass-through structure or as tranches of a CMO.

The  market  values  of IOs and POs are  very  sensitive  to  interest  rate and prepayment rate fluctuations.  POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends  on  whether  the  mortgage  collateral  was  purchased  at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than  prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments  because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities  created from a pool of commercial  mortgage loans,  such as loans for hotels, shopping centers, office buildings,  apartment buildings,  and the like.  Interest and principal payments from these loans are passed on to the investor according to a particular  schedule of payments.  They may be issued by
U.S.  government  agencies  or by private  issuers.  The credit  quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes.  Multiple  classes may permit the issuance of  securities  with payment terms,  interest  rates, or other  characteristics  differing both from those of each other and those of the underlying  assets.  Examples include classes having characteristics  such as floating  interest rates or scheduled  amortization  of principal.  Rating agencies rate the individual classes of the deal based on the degree of seniority or  subordination  of a particular  class and other factors.
The value of these securities may change because of actual or perceived  changes in the  creditworthiness of individual  borrowers,  their tenants, the servicing agents, or the general state of commercial real estate and other factors.

Adjustable-Rate Mortgage Loans (ARMs)

ARMs  eligible for  inclusion in a mortgage  pool  generally  will provide for a fixed initial mortgage  interest rate for a specified period of time,  generally for  either  the first  three,  six,  12,  24,  36, 60 or 84  scheduled  monthly payments.  Thereafter,  the  interest  rates are subject to periodic  adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage  interest rate may not vary over the  lifetime of the loan.  Certain  ARMs  provide for  additional limitations on the maximum amount by which the mortgage interest rate may adjust for any  single  adjustment  period.  Negatively  amortizing  ARMs  may  provide limitations on changes in the required monthly  payment.  Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary  to  amortize  a  negatively  amortizing  ARM by its  maturity  at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate  adjustments:
those based on market rates and those based on a calculated  measure,  such as a cost-of-funds  index or a moving average of mortgage  rates.  Commonly  utilized indices include the one-year,  three-year and five-year  constant  maturity U.S.
Treasury  rates (as  reported by the Federal  Reserve  Board);  the  three-month
Treasury  bill  rate;  the  180-day  Treasury  bill rate;  rates on  longer-term
Treasury securities;  the Eleventh District Federal Home Loan Bank Cost of Funds
Index  (EDCOFI);  the  National  Median  Cost of  Funds  Index;  the  one-month, three-month,  six-month or one-year London  Interbank  Offered Rate (LIBOR);  or six-month  CD  rates.  Some  indices,  such as the  one-year  constant  maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI  reflects the monthly  weighted  average cost of funds of savings and loan  associations  and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member  institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco),  as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the  Federal  Reserve  Bank of New York,  based on daily  closing  bid yields on actively traded Treasury  securities  submitted by five leading  broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National  Median Cost of Funds Index,  similar to the EDCOFI,  is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and  represents  the average monthly  interest  expenses on  liabilities  of member  institutions.  A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer  Eurodollars  in trades between banks.  LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The fund managers may invest in ARMs whose  periodic  interest rate  adjustments are based on new indices as these indices become available.

ASSET-BACKED SECURITIES (ABS)

ABS are  structured  like  mortgage-backed  securities,  but instead of mortgage loans or interest in mortgage  loans,  the  underlying  assets may include,  for example,  such items as motor  vehicle  installment  sales or  installment  loan contracts,  leases of various types of real and personal  property,  home equity loans,  student loans,  small business loans,  and receivables  from credit card agreements.  The ability of an issuer of asset-backed  securities to enforce its security interest in the underlying  assets may be limited.  The value of an ABS is  affected by changes in the  market's  perception  of the assets  backing the security,  the  creditworthiness  of the servicing  agent for the loan pool, the originator  of the loans,  or the  financial  institution  providing  any credit enhancement.

Payments  of  principal  and  interest  passed  through  to  holders  of ABS are typically  supported  by some  form of credit  enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity or a priority  to certain of the borrower's  other  securities.  The degree of credit  enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit enhancement of an ABS held by the fund has been exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less  effective  than other  types of  securities  as a means of "locking in" attractive  long-term  interest  rates.  One reason is the need to  reinvest  prepayments  of  principal;  another  is the  possibility  of significant  unscheduled  prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities  may have less potential for capital  appreciation  during periods of declining  interest  rates  than  other  securities  of  comparable  maturities, although they may have a similar risk of decline in market value during  periods of  rising  interest  rates.  Prepayments  may also  significantly  shorten  the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in  prepayments  may  increase the  effective  maturities  of these  securities, subjecting  them to a greater  risk of decline in market  value in  response  to
rising  interest  rates  than  traditional  debt  securities,   and,  therefore,
potentially increasing the volatility of the fund.

The risks of investing in ABS are  ultimately  dependent  upon the  repayment of loans  by the  individual  or  corporate  borrowers.  Although  the  fund  would generally have no recourse  against the entity that  originated the loans in the event of default by a borrower,  ABS typically  are  structured to mitigate this risk of default.

Asset-backed  securities are generally issued in more than one class,  each with different payment terms. Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to  payments  is made  subordinate  to the right to such  payments  of the remaining  class or classes.  Multiple  classes  also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets.  Examples include  so-called  strips  (asset-backed  securities  entitling  the  holder to disproportionate  interests  with  respect to the  allocation  of  interest  and principal  of the assets  backing the  security),  and  securities  with classes having characteristics such as floating interest rates or scheduled amortization of principal.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT                       POLICY

Senior Securities             A fund may not issue senior securities,  except as
                              permitted under the Investment Company Act.

Borrowing                     A fund may not borrow money,  except for temporary
                              or  emergency  purposes  (not  for  leveraging  or
                              investment) in an amount not exceeding  33-1/3% of
                              the fund's total assets.

Lending                       A fund may not lend any security or make any other
                              loan if,  as a  result,  more  than  331/3% of the
                              fund's   total  assets  would  be  lent  to  other
                              parties,  except (i) through the  purchase of debt
                              securities  in  accordance   with  its  investment
                              objective,  policies  and  limitations  or (ii) by
                              engaging in repurchase  agreements with respect to
                              portfolio securities.

Real Estate                   A fund may not purchase or sell real estate unless
                              acquired as a result of ownership of securities or
                              other instruments. This policy shall not prevent a
                              fund  from   investing  in   securities  or  other
                              instruments backed by real estate or securities of
                              companies  that deal in real estate or are engaged
                              in the real estate business.

Concentration                 A fund  (except  Veedot) may not  concentrate  its
                              investments   in   securities   of  issuers  in  a
                              particular  industry (other than securities issued
                              or guaranteed by the U.S. government or any of its
                              agencies or instrumentalities).

Underwriting                  A fund may not act as an underwriter of securities
                              issued by others,  except to the  extent  that the
                              fund may be considered an  underwriter  within the
                              meaning  of  the  Securities  Act of  1933  in the
                              disposition of restricted securities.

Commodities                   A  fund  may  not   purchase   or  sell   physical
                              commodities   unless   acquired  as  a  result  of
                              ownership  of  securities  or  other  instruments,
                              provided that this  limitation  shall not prohibit
                              the fund from  purchasing  or selling  options and
                              futures  contracts or from investing in securities
                              or   other   instruments    backed   by   physical
                              commodities.

Control                       A fund may not invest for  purposes of  exercising
                              control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the costs are  equal to or lower  than the costs of  short-term  bank loans.  Interfund loans and borrowings  normally extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT                       POLICY

Leveraging                    A fund  may  not  purchase  additional  investment
                              securities  at any time during  which  outstanding
                              borrowings  exceed 5% of the  total  assets of the
                              fund.

Liquidity                     A fund may not purchase any security or enter into
                              a repurchase  agreement if, as a result, more than
                              15%  of  its  net  assets  would  be  invested  in
                              illiquid  securities.  Illiquid securities include
                              repurchase  agreements not entitling the holder to
                              payment of  principal  and  interest  within seven
                              days, and  securities  that are illiquid by virtue
                              of legal or contractual  restrictions on resale or
                              the absence of a readily available market.

Short Sales                   A fund may not sell  securities  short,  unless it
                              owns  or  has  the  right  to  obtain   securities
                              equivalent  in kind and  amount to the  securities
                              sold short,  and  provided  that  transactions  in
                              futures  contracts  and  options are not deemed to
                              constitute selling securities short.

Margin                        A fund  may not  purchase  securities  on  margin,
                              except to obtain  such  short-term  credits as are
                              necessary for the clearance of  transactions,  and
                              provided that margin  payments in connection  with
                              futures contracts and options on futures contracts
                              shall  not  constitute  purchasing  securities  on
                              margin.

Futures and Options           A fund may enter into futures  contracts and write
                              and buy put and call  options  relating to futures
                              contracts.  A fund may not,  however,  enter  into
                              leveraged  futures  transactions  if it  would  be
                              possible  for the fund to lose more  money than it
                              invested.

Issuers with                  A fund may  invest a portion  of its assets in the
Limited Operating             securities  of  issuers  with  limited   operating
Histories                     histories.  An  issuer  is  considered  to  have a
                              limited  operating  history  if that  issuer has a
                              record  of less  than  three  years of  continuous
                              operation.    Periods   of   capital    formation,
                              incubation,   consolidations,   and  research  and
                              development   may  be  considered  in  determining
                              whether a particular  issuer has a record of three
                              years of continuous operation.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio  turnover rate of each fund is listed in the Financial  Highlights table in that fund's prospectus.

CAPITAL VALUE FUND

The fund  managers of Capital Value seek to minimize  realized  capital gains by keeping portfolio  turnover low and generally holding portfolio  investments for long periods. Because a higher turnover rate may increase taxable capital gains, the managers  carefully  weigh the potential  benefits of  short-term  investing against the tax impact  such  investing  would have on the fund's  shareholders.
However,  the fund managers may sell  securities  to realize  losses that can be used to offset  realized  capital  gains.  They will take such actions when they believe the tax benefits from realizing  losses offset the near-term  investment potential of that security.

OTHER FUNDS

With respect to each other fund, the managers may sell securities without regard to the length of time the  security  has been  held.  Accordingly,  each  fund's portfolio turnover rate may be substantial.

The fund managers  intend to purchase a given security  whenever they believe it will  contribute  to the stated  objective  of a  particular  fund.  In order to achieve each fund's investment objective, the managers may sell a given security regardless  of the  length  of  time it has  been  held  in the  portfolio,  and regardless  of the gain or loss  realized on the sale.  The  managers may sell a portfolio  security if they  believe  that the  security is not  fulfilling  its purpose  because,  among  other  things,  it did not  live  up to the  managers'
expectations,  because it may be replaced with another  security holding greater promise,  because it has reached its optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general  economic conditions, or because of some combination of such reasons.

When a general decline in security  prices is anticipated,  the equity funds may decrease or eliminate  entirely  their equity  positions and increase their cash positions,  and when a general rise in price levels is  anticipated,  the equity funds may increase  their equity  positions and decrease  their cash  positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio  turnover is irrelevant  when they  determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio  turnover  rate cannot be  anticipated  and may be higher than that of other mutual funds with similar  investment  objectives.  Higher  turnover would generate  correspondingly  greater  brokerage  commissions,  which is a cost the funds pay directly.  Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because  short-term  capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For  Select,  the  higher  portfolio  turnover  rate in 2002 was the  result  of repositioning  the portfolio to take advantage of investment  opportunities,  as well as changes to the fund's portfolio team during the year.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
75;  the  remaining  independent  directors  may  waive  this  requirement  on a case-by-case  basis.  Those  listed as  interested  directors  are  "interested"
primarily  by  virtue  of their  engagement  as  officers  of  American  Century
Companies,  Inc.  (ACC) or its wholly owned  subsidiaries,  including the funds'
investment adviser,  American Century Investment  Management,  Inc. (ACIM or the
advisor);  the  funds'  principal   underwriter,   American  Century  Investment
Services,  Inc. (ACIS); and the funds' transfer agent, American Century Services
Corporation (ACSC).

The other directors, (more than two-thirds of the total number) are independent;
that is, they are not  employees or officers of, and have no financial  interest in, ACC or any of its wholly-owned subsidiaries,  including ACIM, ACIS and ACSC.
The directors serve in this capacity for five registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 12 investment  companies advised by ACIM, unless otherwise noted. Only officers with policy-making  functions are listed. No officer is compensated for his or her  service  as an  officer  of  the  funds.  The  listed  officers  are interested  persons  of the funds and  appointed  or  re-appointed  on an annual basis.  The officers  serve in similar  capacities  for the other 12  registered investment companies advised by ACIM.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                                                    IN FUND
                         POSITION(S)     LENGTH                                     COMPLEX         OTHER
                         HELD            OF TIME                                    OVERSEEN        DIRECTORSHIPS
NAME, ADDRESS            WITH            SERVED      PRINCIPAL OCCUPATION(S)        BY              HELD BY
(YEAR OF BIRTH)          FUND            (YEARS)     DURING PAST 5 YEARS            DIRECTOR        DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS

James E. Stowers, Jr.(1) Director,       45          Chairman, Director and         40             None
4500 Main Street         Chairman                    controlling shareholder, ACC
Kansas City, MO 64111    of the                      Chairman, ACSC and
(1924)                   Board                       other ACC subsidiaries
                                                     Director, ACIM, ACSC and
                                                     other ACC subsidiaries

James E. Stowers III(1)  Director,       13          Co-Chairman, ACC               40              None
4500 Main Street         Chairman                    (September 2000 to present)
Kansas City, MO 64111    of the                      Chief Executive Officer, ACC
(1959)                   Board                       (June 1996 to September 2000)
                                                     Director, ACC, ACIM, ACSC
                                                     and other ACC subsidiaries
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Thomas A. Brown          Director        23          Strategic Account              40              None
4500 Main Street                                     Implementation Manager,
Kansas City, MO 64111                                APPLIED INDUSTRIAL
(1940)                                               TECHNOLOGIES, INC.,
                                                     a corporation engaged in
                                                     the sale of bearings and
                                                     power transmission products

Robert W. Doering, M.D.  Director        2           Retired, formerly a            40              None
4500 Main Street         Emeritus (2)                general surgeon
Kansas City, MO 64111
(1932)

1    JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

2    DR. ROBERT DOERING RESIGNED AS A FULL-TIME DIRECTOR,  EFFECTIVE NOVEMBER 5,
     2001, AFTER SERVING IN SUCH CAPACITY FOR 33 YEARS. DR. DOERING CONTINUES TO
     SERVE THE BOARD IN AN ADVISORY CAPACITY.  HIS POSITION AS DIRECTOR EMERITUS
     IS AN ADVISORY  POSITION AND INVOLVES  ATTENDANCE  AT ONE BOARD MEETING PER
     YEAR TO REVIEW  PRIOR  YEAR-END  RESULTS  FOR THE FUNDS.  HE  RECEIVES  ALL
     REGULAR  BOARD   COMMUNICATIONS,   INCLUDING  MONTHLY  MAILINGS,   INDUSTRY
     NEWSLETTERS,  EMAIL  COMMUNICATIONS,   AND  COMPANY  INFORMATION,  BUT  NOT
     QUARTERLY BOARD AND COMMITTEE  MATERIALS  RELATING TO MEETINGS THAT HE DOES
     NOT ATTEND. DR. DOERING IS NOT A DIRECTOR OR A MEMBER OF THE BOARD, AND HAS
     NO VOTING POWER RELATING TO FUND OPERATIONS. HE IS NOT AN INTERESTED PERSON
     OF THE FUNDS OR ACIM.  HE  RECEIVES  AN ANNUAL  STIPEND  OF $2,500  FOR HIS
     SERVICES.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                                                    IN FUND
                         POSITION(S)     LENGTH                                     COMPLEX         OTHER
                         HELD            OF TIME                                    OVERSEEN        DIRECTORSHIPS
NAME, ADDRESS            WITH            SERVED      PRINCIPAL OCCUPATION(S)        BY              HELD BY
(YEAR OF BIRTH)          FUND            (YEARS)     DURING PAST 5 YEARS            DIRECTOR        DIRECTOR

Andrea C. Hall, Ph.D.    Director        6           Senior Vice President,         40              Director, MIDWEST
4500 Main Street                                     MIDWEST RESEARCH INSTITUTE                     RESEARCH INSTITUTE
Kansas City, MO 64111
(1945)

D.D. (Del) Hock          Director        7           Retired, formerly Chairman,    40              Director, ALLIED
4500 Main Street                                     PUBLIC SERVICE COMPANY                         MOTION TECHNOLOGIES, INC.
Kansas City, MO 64111                                OF COLORADO                                    and J.D.
(1935)                                                                                              EDWARDS & COMPANY

Donald H. Pratt          Director,       8           Chairman,                      40
4500 Main Street         Vice                        WESTERN INVESTMENTS, INC.
Kansas City, MO 64111    Chairman                    Retired Chairman of the Board,
(1937)                   of the                      BUTLER MANUFACTURING COMPANY                   Director, ATLAS-COPCO,
                         Board                                                                      NORTH AMERICA INC.

Gale E. Sayers           Director        3           President, Chief Executive     40              Director, TRIAD
4500 Main Street                                     Officer and Founder,                           HOSPITALS, INC.
Kansas City, MO 64111                                SAYERS COMPUTER SOURCE
(1943)

M. Jeannine Strandjord   Director        9           Senior Vice President, Chief   40              Director, DST
4500 Main Street                                     Integration Officer                            SYSTEMS, INC.
Kansas City, MO 64111                                SPRINT CORPORATION
(1945)                                               (September 2003 to present)
                                                     Senior Vice President-
                                                     Financial Services
                                                     SPRINT CORPORATION (January 2003
                                                     to September 2003)
                                                     Senior Vice President-Finance,
                                                     Global Markets Group
                                                     SPRINT CORPORATION
                                                     (November 1998 to January 2003)

Timothy S. Webster       Director        2           President and Chief            40              None
4500 Main Street                                     Executive Officer,
Kansas City, MO 64111                                AMERICAN ITALIAN PASTA
(1961)                                               COMPANY
---------------------------------------------------------------------------------------------------------------------------
OFFICERS

William M. Lyons         President       3          Chief Executive Officer, ACC   Not             Not
4500 Main St.                                       and other ACC subsidiaries     applicable      applicable
Kansas City, MO 64111                               (September 2000 to present)
(1955)                                              President, ACIS
                                                    (July 2003 to present)
                                                    President, ACC
                                                    (June 1997 to present)
                                                    President, ACIM
                                                    (September 2002 to present)
                                                    Chief Operating Officer, ACC
                                                    (June 1996 to September 2000)
                                                    Also serves as: Executive Vice
                                                    President, ACSC
                                                    and other ACC subsidiaries

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                         POSITION(S)     LENGTH      COMPLEX                       OTHER
                         HELD            OF TIME     OVERSEEN                      DIRECTORSHIPS
NAME, ADDRESS            WITH            SERVED      PRINCIPAL OCCUPATION(S)       BY                HELD BY
(YEAR OF BIRTH)          FUND           (YEARS)      DURING PAST 5 YEARS           DIRECTOR          DIRECTOR

Robert T. Jackson        Executive       8          Chief Administrative Officer,  Not               Not
4500 Main St.            Vice                       ACC (August 1997 to present)   applicable        applicable
Kansas City, MO 64111    President                  Chief Financial Officer, ACC
(1946)                                              (May 1995 to present)
                                                    President, ACSC
                                                    (January 1999 to present)
                                                    Executive Vice President,
                                                    ACC (May 1995 to present)
                                                    Also serves as: Executive
                                                    Vice President and Chief
                                                    Financial Officer, ACIM, ACIS
                                                    and other ACC subsidiaries
                                                    and Treasurer, ACIM

Maryanne Roepke, CPA     Senior          3          Senior Vice President (April   Not               Not
4500 Main St.            Vice                       1998 to present) and           applicable        applicable
Kansas City, MO 64111    President,                 Assistant Treasurer (September
(1956)                   Treasurer                  1985 to present), ACSC
                         and Chief
                         Accounting
                         Officer

David C. Tucker          Senior          3          Senior Vice President,         Not               Not
4500 Main St.            Vice                       and General Counsel, ACIM      APPLICABLE        APPLICABLE,
4500 Main St.            Vice                       ACIS, ACSC and other ACC
Kansas City, MO 64111    President                  subsidiaries
(1958)                   and                        (June 1998 to present)
                         General                    Vice President and General Counsel, ACC
                         Counsel                    (June 1998 to present)

Robert Leach             Controller      6          Vice President, ACSC           Not               Not
4500 Main St.                                       (February 2000 to present)     applicable        applicable
Kansas City, MO 64111                               Controller-Fund Accounting,
(1966)                                              ACSC (June 1997 to present)

Jon Zindel               Tax Officer     6          Vice President, Corporate Tax,                   Not  Not
4500 Main St.                                       ACSC (April 1998 to present)   applicable        applicable
Kansas City, MO 64111                               Vice President, ACIM, ACIS and
(1967)                                              other ACC subsidiaries
                                                    (April 1999 to present)
                                                    President, AMERICAN CENTURY
                                                    EMPLOYEE BENEFIT SERVICES, INC.
                                                    (January 2000 to December 2000)
                                                    Treasurer, AMERICAN CENTURY
                                                    EMPLOYEE BENEFIT SERVICES, INC.
                                                    (January 2000 to December 2000)
                                                    Treasurer, AMERICAN CENTURY
                                                    VENTURES, INC.
                                                    (December 1999 to January 2001)

On December 23, 1999, American Century Services  Corporation (ACSC) entered into an agreement  with DST Systems,  Inc.  (DST) under which DST would  provide back office software for transfer agency services  provided by ACSC (the  Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the  number  and type of  transactions  processed  for those  accounts.  Through
December 31, 2003, DST received $23,732,445 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2003 was approximately $2.42 billion.

Ms.  Strandjord is a director of DST and a holder of 26,491 shares and possesses options to acquire an additional 55, 890 shares of DST common stock,  the sum of which is less than one percent  (1%) of the shares  outstanding.  Because of her official  duties as a director  of DST,  she may be deemed to have an  "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement,  since the provision of the services  covered by the Agreement is within the  discretion of ACSC. DST was chosen by ACSC for its  industry-leading  role in  providing  cost-effective back office  support for mutual fund service  providers such as ACSC. DST is the largest mutual fund transfer  agent,  servicing more than 75 million mutual fund accounts on its shareholder  recordkeeping  system.  Ms.  Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the  negotiations  between  ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have  concluded  that  the  existence  of this  Agreement  does not  impair  Ms.
Strandjord's  ability to serve as an  independent  director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not  manage the  funds,  it has hired the  advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are  responsible  for approving new and existing  management  contracts with the funds'  advisor.  In  carrying  out these  responsibilities,  the board reviews material factors to evaluate such contracts,  including (but not limited
to) assessment of information  related to the advisor's  performance and expense ratios,  estimates  of income and  indirect  benefits  (if any)  accruing to the advisor,  the advisor's  overall  management  and projected  profitability,  and services provided to the funds and their investors.

The board has the  authority  to manage the  business  of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility.  Consequently,  the directors may adopt Bylaws providing for the regulation  and  management of the affairs of the funds and may amend and repeal them to the  extent  that such  Bylaws do not  reserve  that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider  appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting  of two or more  directors who may exercise the powers and  authority of the board to the extent that the directors determine.  They may, in  general,  delegate  such  authority  as they  consider desirable to any officer of the funds,  to any  committee  of the board,  to any agent or  employee  of the funds,  or to any  custodian,  transfer  or  investor servicing agent, or principal  underwriter.  Any  determination as to what is in the  interests  of the  funds  made by the  directors  in good  faith  shall  be conclusive.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Directors  oversees each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the  fund's  investment  management  agreement.  ACIM  provides  the board  with monthly,  quarterly,  or annual analyses of ACIM's  performance in the following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Management of brokerage commission and trading costs (equity funds only);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities);

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the adviser and the fair market  value of the services  provided.  To assess these factors,  the board reviews both ACIM's performance and that of its peers, as reported by independent  gathering  services such as Lipper Analytical
Services (for fund  performance  and expenses) and National  Quality Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue  to ACIM or its  affiliates  from  its  relationship  with  the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant,  and the adviser's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of ACIM's  profits in respect to the  management  of the American  Century family of funds,  including the  profitability  of managing each fund. The board conducted an extensive  review of ACIM's  methodology in allocating costs to the
management  of  each  fund.  The  board   concluded  that  the  cost  allocation
methodology  employed by ACIM has a reasonable basis and is appropriate in light of all of the  circumstances.  They  considered the profits  realized by ACIM in connection with the operation of each fund and whether the amount of profit is a fair  entrepreneurial  profit for the  management  of each fund.  The board also considered  ACIM's profit margins in comparison  with  available  industry data, both accounting for and excluding marketing expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including the  independent  directors, concluded  that the existing  management  fee structures are fair and reasonable and that the existing investment management contracts should be continued.

Committees

The board has five  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

                                                                                                 NUMBER OF
                                                                                                 MEETINGS HELD
                                                                                                 DURING LAST
COMMITTEE          MEMBERS                  FUNCTION                                             FISCAL YEAR

Executive          James E. Stowers, Jr.    The Executive Committee performs the functions          0
                   James E. Stowers III     of the Board of Directors between board meetings,
                   Donald H. Pratt          subject to the limitations on its power set out in
                                            the Maryland General Corporation Law, and except
                                            for matters required by the Investment Company
                                            Act to be acted upon by the whole board.

Compliance         Andrea C. Hall, PhD      The Compliance and Shareholder Communications           5
and Shareholder    Thomas A. Brown          Committee reviews the results of the funds'
Communications     Gale E. Sayers           compliance testing program, reviews quarterly
                                            reports from the Communications advisor
                                            to the board regarding various compliance matters
                                            and monitors the implementation of the funds'
                                            Code of Ethics, including any violations.

Audit              D.D. (Del) Hock          The Audit Committee approves the engagement             4
                   Donald H. Pratt          of the funds' independent registered public accounting
                   M. Jeannine Strandjord   firm, recommends approval of such engagement
                   Timothy S. Webster       to the independent directors, and oversees the
                                            activities of the funds' independent registered
                                            public accounting firm. The Committee
                                            receives reports from the advisor's
                                            Internal Audit Department, which is accountable
                                            to the Committee. The Committee also receives
                                            reporting about compliance matters affecting
                                            the funds.

Governance         Donald H. Pratt          The Board Governance Committee primarily considers and  0
                   M. Jeannine Strandjord   recommends individuals for nomination as directors.
                   Thomas A. Brown          The names of potential director candidates are
                                            drawn from a number of sources, including
                                            recommendations from members of the board,
                                            management and shareholders. This committee also
                                            reviews and makes recommendations to the board
                                            with respect to the composition of board committees
                                            and other board-related matters, including its
                                            organization, size, composition, responsibilities,
                                            functions and compensation. The Governance
                                            Committee does not currently have a policy
                                            regarding whether it will consider nominees
                                            recommended by shareholders.

Fund Performance   Donald H. Pratt          The Fund Performance Review Committee                   0
Review             Thomas A. Brown          reviews quarterly the investment activities and
                   Andrea C. Hall, Ph.D.    strategies used to manage fund assets. The
                   D.D. (Del) Hock          committee regularly receives reports from
                   Gale E. Sayers           portfolio managers and other investment
                   M. Jeannine Strandjord   personnel concerning the funds' investments.
                   Timothy S. Webster

COMPENSATION OF DIRECTORS

The directors serve as directors for five American Century investment companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all five such  companies  based on a schedule  that takes into account the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment  companies  based, in part,  upon their  relative  net  assets.  Under the terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the five investment  companies  served by the board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED OCTOBER 31, 2003

                                   TOTAL                    TOTAL COMPENSATION
                                   COMPENSATION             FROM THE
                                   FROM THE                 AMERICAN CENTURY
NAME OF DIRECTOR                   FUNDS(1)                 FAMILY OF FUNDS(2)

Thomas A. Brown                    $51,183                   $78,167

Robert W. Doering, M.D.             $1,662                    $2,500

Andrea C. Hall, Ph.D.              $53,138                   $81,167

D.D. (Del) Hock                    $52,474                   $80,167

Donald H. Pratt                    $53,147                   $81,167

Gale E. Sayers                     $50,847                   $77,667

M. Jeannine Strandjord             $51,183                   $78,167

Timothy S. Webster                 $49,536                   $75,667

1    INCLUDES  COMPENSATION  PAID TO THE DIRECTORS  DURING THE FISCAL YEAR ENDED
     OCTOBER 31, 2003, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS'  INDEPENDENT  DIRECTORS'
     DEFERRED COMPENSATION PLAN.

2    INCLUDES  COMPENSATION  PAID BY THE FIVE INVESTMENT  COMPANY MEMBERS OF THE
     AMERICAN  CENTURY  FAMILY OF FUNDS  SERVED BY THIS  BOARD AT THE END OF THE
     FISCAL  YEAR.  THE TOTAL  AMOUNT OF DEFERRED  COMPENSATION  INCLUDED IN THE
     PRECEDING TABLE IS AS FOLLOWS:  MR. BROWN,  $13,633; DR. HALL, $53,167; MR.
     HOCK, $71,167; MR. PRATT, $9,000; AND MR. WEBSTER, $34,083.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended October 31, 2003.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2003, as shown in the table below. Because Fundamental Equity and Capital Growth were not in operation as of the calendar year end, they are not included in the tables below.

                                                                      NAME OF DIRECTORS

                                                JAMES E.      JAMES E.    THOMAS A.  ROBERT W.    ANDREA C
                                              STOWERS, JR.   STOWERS III    BROWN     DOERING    HALL, PH.D.

Dollar Range of Equity Securities in the Funds:
  Growth                                            E             A           B          E            A
  Ultra                                             E             C           C          E            A
  Select                                            E             A           C          E            A
  Vista                                             E             E           C          A            C
  Heritage                                          A             A           B          A            A
  Giftrust                                          B             C           A          A            A
  Balanced                                          A             A           B          A            A
  New Opportunities                                 A             E           C          D            C
  New Opportunities II                              A             A           A          A            A
  Capital Value                                     A             A           A          A            A
  Veedot                                            A             E           C          A            A
Aggregate Dollar Range of Equity Securities
in all Registered Investment Companies Overseen
by Director in Family of Investment Companies       E             E           E          E            E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                                    NAME OF DIRECTORS

                                                D.D. (DEL)     DONALD      GALE E.   M. JEANNINE   TIMOTHY S.
                                                   HOCK       H. PRATT     SAYERS    STRANDJORD    WEBSTER
Dollar Range of Equity Securities in the Funds:
   Growth                                           D             A           A          A            B
   Ultra                                            D             A           A          D            C
   Select                                           D             A           A          A            B
   Vista                                            E             A           A          A            C
   Heritage                                         A             A           A          A            A
   Giftrust                                         A             A           A          A            A
   Balanced                                         A             A           C          A            A
   New Opportunities                                A             A           A          A            B
   New Opportunities II                             A             A           A          A            A
   Capital Value                                    A             A           A          A            A
   Veedot                                           A             B           A          A            C
Aggregate Dollar Range of Equity Securities
in all Registered Investment Companies Overseen
by Director in Family of Investment Companies       E             E           C          E            E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds,  their  investment  advisor and principal  underwriter have adopted a code of ethics  under Rule 17j-1 of the  Investment  Company Act and the code of ethics permits personnel subject to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The Advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the Advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The Advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  Advisor's  Proxy  Voting  Guidelines  to govern the
Advisor's proxy voting activities.

The  Advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the
Advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting

   =  Staggered Boards

   =  "Blank Check" Preferred Stock

   =  Elimination of Preemptive Rights

   =  Non-targeted Share Repurchase

   =  Increase in Authorized Common Stock

   =  "Supermajority" Voting Provisions or Super Voting Share Classes

   =  "Fair Price" Amendments

   =  Limiting the Right to Call Special Shareholder Meetings

   =  Poison Pills or Shareholder Rights Plans

   =  Golden Parachutes

   =  Reincorporation

   =  Confidential Voting

   =  Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  Advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  Advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended June 30 are  available on the "About Us" page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of February 4, 2004,  the  following  shareholders,  beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds:

                                           PERCENTAGE OF OUTSTANDING SHARES OWNED
                                                OF RECORD       BENEFICIALLY(1)

GROWTH

   Investor
         Nationwide Insurance Co.                        7%          0%
         Columbus, Ohio

   Advisor

         Morgan Stanley DW Inc.                         45%          0%
         New York, New York

         Nationwide Trust Co.                           13%          0%
         Columbus, Ohio

         Charles Schwab & Co., Inc.                     12%          0%
         San Francisco, California

         Nationwide Insurance Co.                        7%          0%
         Columbus, Ohio

   Institutional

         State Street Bank & Trust Co. TR               79%          0%
         Martin Marietta PSP & Trust
         Boston, Massachusetts

         JP Morgan Chase Bank Trustee                    5%          0%
         Collins & Aikman Pension
         Trust Union
         Brooklyn, New York
   C
         Pershing LLC                                   54%          0%
         Jersey City, New Jersey

         Circle Trust Company Custodian                  9%          0%
         Warlock OSP Services Inc. 401(k) Plan
         Stamford, Connecticut

         James J. McGeachin and                          8%          0%
         Janice K. McGeachin
         Trustees J.R. McGeachin Inc. PSP
         Idaho Falls, Idaho

         Scottrade Inc.                                  6%          6%
         Dudley M. Maples I.R.A.
         St. Louis, Missouri

   R(2)
         American Century                              100%          0%
         Investment Management, Inc.
         Kansas City, Missouri
--------------------------------------------------------------------------------

Ultra

   Investor
         Charles Schwab & Co., Inc.                      7%          0%
         San Francisco, California

         Nationwide Insurance Co.                        6%          0%
         Columbus, Ohio
--------------------------------------------------------------------------------

1    IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL,  WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

2    THESE SHARES REPRESENT AMERICAN CENTURY INVESTMENT MANAGEMENT,  INC.'S SEED
     CAPITAL PURSUANT TO SECTION 14(A)(1) OF THE INVESTMENT COMPANY ACT OF 1940.

                                            PERCENTAGE OF OUTSTANDING SHARES OWNED
                                                OF RECORD       BENEFICIALLY(1)

Ultra

   Advisor
         Principal Life Insurance                    21%            0%
         Des Moines, Iowa

         National Financial Services Corp.           10%            0%
         New York, New York

         Nationwide Trust Company FSB                10%            0%
         Columbus, Ohio

         Connecticut General Life                     6%            0%
         Hartford, Connecticut

   Institutional

         JP Morgan Chase Bank Trustee                14%            0%
         401(k) Savings Plan of
         JP Morgan Chase & Co. Trust
         Brooklyn, New York

         JP Morgan Chase Bank Trustee                13%            0%
         Robert Bosch Corporation
         Star Plan and Trust
         Kansas City, Missouri

         JP Morgan Chase Trustee                     12%            0%
         The Interpublic Group of
         Companies Inc.
         Savings Plan Trust
         New York, New York

         Nationwide Insurance Company                 8%            0%
         QPVA
         Columbus, Ohio

         Fidelity FIIOC TR                            7%            0%
         FBO Certain Employee Benefit Plans
         Covington, Kentucky

--------------------------------------------------------------------------------
C
         Mobank & Co EB                              40%            0%
         Monroe, Michigan

         American Enterprise Investment Svcs         21%            0%
         Minneapolis, Minnesota
         National Financial Services Corp.            8%            0%

         New York, New York
         Pershing LLC                                 8%            0%
         Jersey City, New Jersey

   R
         ING Life Insurance and Annuity Co.          97%            0%
         Hartford, Connecticut
--------------------------------------------------------------------------------

Select

   Investor
         None

   Advisor
         Principal Life Insurance                    34%            0%
         Des Moines, Iowa

         UMB Bank NA                                 12%            0%
         Fiduciary for Various Deferred Accounts
         Topeka, Kansas

--------------------------------------------------------------------------------

1    IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL,  WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                           PERCENTAGE OF OUTSTANDING SHARES OWNED
                                               OF RECORD       BENEFICIALLY(1)

SELECT

   Advisor

         Orchard Trust Company Custodian             10%            0%
         RHD Investors Choice 403B7
         Englewood, Colorado

         M L P F & S                                  9%            0%
         Jacksonville, Florida

         Saxon & Co.                                  8%            0%
         Philadelphia, Pennsylvania

   Institutional

         Northern Trust Co. TR                       34%            0%
         CSX Corp Master Savings Plan
         Chicago, Illinois

         JP Morgan Chase Bank Trustee                28%            0%
         Robert Bosch Corporation
         Star Plan and Trust
         Kansas City, Missouri

         The Chase Manhattan Bank NA TR              12%            0%
         Winnebago Industries Inc. Profit Sharing
         & Deferred Savings Investment Plan
         New York, New York

         The Chase Manhattan Bank NA TR               9%            0%
         Huntsman Corp Salary Deferral Plan & Trust
         New York, New York

   A

         Charles Schwab & Co., Inc.                  86%            0%
         San Francisco, California

         American Enterprise Investment Svcs          5%            0%
         Minneapolis, Minnesota

   B
         American Enterprise Investment Svcs         49%            0%
         Minneapolis, Minnesota

         M L P F & S Inc.                             7%            0%
         Jacksonville, Florida

         Citigroup Global Markets Inc.                6%            0%
         New York, New York

   C

         M L P F & S Inc.                            35%            0%
         Jacksonville, Florida

         American Enterprise Investment Svcs         35%            0%
         Minneapolis, Minnesota

         LPL Financial Services                       9%            0%
         San Diego, California

         AG Edwards and Sons                          9%            0%
         Saint Louis, Missouri
--------------------------------------------------------------------------------

Vista

  Investor

         None
--------------------------------------------------------------------------------

1    IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL,  WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                             PERCENTAGE OF OUTSTANDING SHARES OWNED
                                                 OF RECORD       BENEFICIALLY(1)

Vista

   Advisor

         James B. Anderson TR                           45%           0%
            American Chamber of Commerce Executives      0%          38%
            Amended & Restated 401(k) Plan & Trust
            Springfield, Missouri

            American Chamber of Commerce Executives      0%           7%
            Amended & Restated MPP Plan and Trust
            Springfield, Missouri

         Charles Schwab & Co., Inc.                     17%           0%
         San Francisco, California

         Orchard Trust Company Custodian                 9%           0%
         RHD Investors Choice 403B7
         Englewood, Colorado

   Institutional

         American Century Profit Sharing                46%           0%
         and 401K Savings Plan and Trust
         Kansas City, Missouri

         The Chase Manhattan Bank NA TR                 30%           0%
         Huntsman Corp Salary Deferral Plan & Trust
         New York, New York

         Trustees of Valassis Employees                 8%            0%
         Retirement Savings Plan
         Livonia, Michigan

         The Chase Manhattan Bank NA TR                 7%            0%
         Huntsman Corp MPP Plan & Trust
         New York, New York

   C
         American Enterprise Investment Svcs            41%           0%
         Minneapolis, Minnesota

         National Financial Services Corp.              24%           0%
            FMT Co. Cust IRA Rollover                    0%          21%
            FBO Richard F. Zenko
            Granville, Ohio

         First Trust of MidAmerica                      7%            0%
         Belton, Missouri

Heritage

   Investor
         State Street Bank & Trust Co TTEE              25%          25%
         FBO Kraft Foods Inc.
         Westwood, Massachusetts

         State Street Bank & Trust Co. TR               12%           0%
         Philip Morris Deferred Profit
         Sharing Plan and Trust
         Jersey City, New Jersey

   Advisor
         Charles Schwab & Co., Inc.                     24%           0%
         San Francisco, California

         Saxon & Co                                     18%           0%
         Philadelphia, Pennsylvania
-------------------------------------------------------------------------------

1    IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL,  WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                              PERCENTAGE OF OUTSTANDING SHARES OWNED
                                                  OF RECORD        BENEFICIALLY(1)

HERITAGE

   Advisor
         Mitra & Co.                                    17%           0%
         Milwaukee, Wisconsin

         National Financial Services LLC                14%           0%
         New York, New York

   Institutional
         Chase Manhattan Bank Trustee                   47%           0%
         The BOC Group Inc. Savings
         Investment Plan Trust
         New York, New York

         The Chase Manhattan Bank NA TTEE               31%           0%
         The Reynolds and Reynolds Co. 401(k)
         Savings Plan Trust
         New York, New York

         JP Morgan Chase & Co.                          12%           0%
         Marconi USA Wealth
         Accumulation Plan Trust
         New York, New York

         Trustees of American Century                    8%           0%
         P/S & 401(k) Savings Plan & Trust
         Kansas City, Missouri

   C
         American Enterprise Investment Svcs            44%           0%
         Minneapolis, Minnesota

         Mobank & Co. EB                                23%           0%
         Monroe, Michigan

         Pershing LLC                                    8%           0%
         Jersey City, New Jersey

         LPL Financial Services                          7%           0%
         San Diego, California

         James J. McGeachin and                          5%           0%
         Janice K. McGeachin Trustees
         J.R. McGeachin Inc. PSP
         Idaho Falls, Idaho

Balanced

   Investor

         None

   Advisor
         Fulvest & Co                                   33%           0%
         Lancaster, Pennsylvania

         M L P F & S                                    10%           0%
         Jacksonville, Florida
         Lynspen & Co.                                   9%           0%
         Birmingham, Alabama

         MCB Trust Services                              9%           0%
         Denver, Colorado
--------------------------------------------------------------------------------

1    IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL,  WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                PERCENTAGE OF OUTSTANDING SHARES OWNED
                                                        OF RECORD  BENEFICIALLY(1)

Balanced

   Advisor
         Circle Trust Co. Custodian                      8%           0%
         FBO Gold Banc Corp Inc
         Employees 401(k) Plan
         Stamford, Connecticut

         Mitra & Co.                                     6%           0%
         Milwaukee, Wisconsin

   Institutional

         Trustees of American Century                99.94%           0%
         Mutual Funds Indep Directors
         Def Comp Plan
         Kansas City, Missouri

Capital Value

   Investor
         Saxon & Co                                     31%           0%
         Philadelphia, Pennsylvania

         Charles Schwab & Co., Inc.                     10%           0%
         San Francisco, California

   Advisor
         Charles Schwab & Co., Inc.                     60%           0%
         San Francisco, California

         Nationwide Trust Co.                           40%           0%
         Columbus, Ohio

--------------------------------------------------------------------------------
Institutional
         Charles Schwab & Co., Inc.                     63%           0%
         San Francisco, California

         Saxon & Co.                                    36%           0%
         Philadelphia, Pennsylvania

Giftrust

         None

New Opportunities

   Investor

         Trustees of American Century Profit             7%           0%
         Sharing and 401K Savings Plan & Trust
         Kansas City, Missouri

New Opportunities II

   Investor

         None

   Institutional

         None

   A

         American Enterprise Investment Svcs            50%           0%
         Minneapolis, Minnesota

         Charles Schwab & Co., Inc.                     33%           0%
         San Francisco, California

   B
         American Enterprise Investment Svcs            38%           0%
         Minneapolis, Minnesota
--------------------------------------------------------------------------------

1    IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL,  WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                             PERCENTAGE OF OUTSTANDING SHARES OWNED
                                                     OF RECORD  BENEFICIALLY(1)

New Opportunities II

   B
         National Financial Services Corp.              22%           0%
            FBO Clayton Winn Harvey                      0%           9%
            Casa Grande, Arizona
            FBO John D. Butler                           0%           8%
            Lakeville, Minnesota

         Pershing LLC                                   14%           0%
         Jersey City, New Jersey

         I.R.A. Andrea Huntington                        9%           9%
         Oakdale, Connecticut

         LPL Financial Services                          7%           0%
         San Diego, California

   C(2)
         American Enterprise Investment Svcs            75%           0%
         Minneapolis, Minnesota

         LPL Financial Services                          7%           0%
         San Diego, California
--------------------------------------------------------------------------------

Veedot

   Investor

         None

   Institutional
         Trustees of American Century P/S               62%          0%
         & 401K Savings Plan & Trust
         Kansas City, Missouri

         American Century Investment                    17%          0%
         Management Inc.
         Kansas City, Missouri

         UMB TR   13%                                    0%
         American Century Executive
         Deferred Comp Plan Trust
         Kansas City, Missouri

         UMB TR   9%                                     0%
         American Century Services Corp.
         Stock Option Surrender Plan
         Kansas City, Missouri

--------------------------------------------------------------------------------
Advisor
            None
--------------------------------------------------------------------------------

1    IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL,  WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

2    THESE SHARES REPRESENT AMERICAN CENTURY INVESTMENT MANAGEMENT,  INC.'S SEED
     CAPITAL PURSUANT TO SECTION 14(A)(1) OF THE INVESTMENT COMPANY ACT OF 1940.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25%  of  the  voting  securities  of  American  Century  Mutual  Funds,  Inc.  A shareholder  owning  of  record  or  beneficially  more  than  25%  of a  fund's outstanding shares may be considered a controlling  person. The vote of any such person  could  have  a  more  significant  effect  on  matters  presented  at  a shareholders' meeting than votes of other shareholders.  As of February 4, 2004, the officers and directors of the funds,  as a group,  owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers,  Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in each prospectus under the heading MANAGEMENT on page 29.

For  services  provided  to each  fund,  the  advisor  receives a fee based on a percentage  of the net assets of each fund.  The amount of the fee is calculated daily and paid monthly in arrears.  For funds with a stepped fee  schedule,  the rate of the fee is  determined  by  applying  the fee rate  calculation  formula indicated  in the table  below.  This  formula  takes  into  account  all of the advisor's assets under management in the fund's investment  strategy  ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's  assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets,  in  calculating  the fee rate for a particular  fund could allow a fund to realize  scheduled  cost savings  more  quickly if the advisor  acquires additional  assets under management  within a strategy in addition to the fund's assets. The management fee schedules for the funds appear below.

FUND                   CLASS                 PERCENTAGE OF NET STRATEGY ASSETS
------------------------------------------------------------------------------------------
BALANCED               Investor              0.900% of first $1 billion
                                             0.800% over $1 billion

                       Institutional         0.700% of first $1 billion
                                             0.600% over $1 billion

                       Advisor               0.650% of first $1 billion
                                             0.550% over $1 billion
------------------------------------------------------------------------------------------
CAPITAL GROWTH         A, B and C            1.000% of first $20 billion
                                             0.950% more than $20 billion to $30 billion
                                             0.925% more than $30 billion to $40 billion
                                             0.900% more than $40 billion to $50 billion
                                             0.875% over $50 billion
------------------------------------------------------------------------------------------
CAPITAL VALUE          Investor              1.10% of first $500 million
                                             1.00% of next $500 million
                                             0.90% over $1 billion

                       Institutional         0.90% of first $500 million
                                             0.80% of next $500 million
                                             0.70% over $1 billion

                       Advisor               0.85% of first $500 million
                                             0.75% of next $500 million
                                             0.65% over $1 billion

FUNDAMENTAL EQUITY     A, B and C            1.000% of first $20 billion
                                             0.950% more than $20 billion to $30 billion
                                             0.925% more than $30 billion to $40 billion
                                             0.900% more than $40 billion to $50 billion
                                             0.875% over $50 billion

GIFTRUST               Investor              1.00%

------------------------------------------------------------------------------------------
GROWTH                 Investor, C and R     1.000% of first $20 billion
                                             0.950% more than $20 billion to $30 billion
                                             0.925% more than $30 billion to $40 billion
                                             0.900% more than $40 billion to $50 billion
                                             0.875% over $50 billion

                       Institutional         0.800% of first $20 billion
                                             0.750% more than $20 billion to $30 billion
                                             0.725% more than $30 billion to $40 billion
                                             0.700% more than $40 billion to $50 billion
                                             0.675% over $50 billion

                       Advisor               0.750% of first $20 billion
                                             0.700% more than $20 billion to $30 billion
                                             0.675% more than $30 billion to $40 billion
                                             0.650% more than $40 billion to $50 billion
                                             0.625% over $50 billion
------------------------------------------------------------------------------------------
HERITAGE               Investor and C        1.000%

                       Institutional         0.800%

                       Advisor               0.750%
------------------------------------------------------------------------------------------
NEW OPPORTUNITIES      Investor              1.50% of the first $500 million
                                             1.30% of next $500 million
                                             1.10% over $1 billion
------------------------------------------------------------------------------------------
NEW OPPORTUNITIES II   Investor, A, B and C  1.50% of the first $500 million
                                             1.30% of next $500 million
                                             1.10% over $1 billion
------------------------------------------------------------------------------------------
                       Institutional         1.30% of the first $500 million
                                             1.10% of next $500 million
                                             0.90% over $1 billion
------------------------------------------------------------------------------------------
SELECT                 Investor, A, B and C  1.000% of first $20 billion
                                             0.950% more than $20 billion to $30 billion
                                             0.925% more than $30 billion to $40 billion
                                             0.900% more than $40 billion to $50 billion
                                             0.875% over $50 billion

                       Institutional         0.800% of first $20 billion
                                             0.750% more than $20 billion to $30 billion
                                             0.725% more than $30 billion to $40 billion
                                             0.700% more than $40 billion to $50 billion
                                             0.675% over $50 billion

                       Advisor               0.750% of first $20 billion
                                             0.700% more than $20 billion to $30 billion
                                             0.675% more than $30 billion to $40 billion
                                             0.650% more than $40 billion to $50 billion
                                             0.625% over $50 billion
------------------------------------------------------------------------------------------
ULTRA                  Investor, C and R     1.000% of first $20 billion
                                             0.950% more than $20 billion to $30 billion
                                             0.925% more than $30 billion to $40 billion
                                             0.900% more than $40 billion to $50 billion
                                             0.875% over $50 billion

                       Institutional         0.800% of first $20 billion
                                             0.750% more than $20 billion to $30 billion
                                             0.725% more than $30 billion to $40 billion
                                             0.700% more than $40 billion to $50 billion
                                             0.675% over $50 billion

                       Advisor               0.750% of first $20 billion
                                             0.700% more than $20 billion to $30 billion
                                             0.675% more than $30 billion to $40 billion
                                             0.650% more than $40 billion to $50 billion
                                             0.625% over $50 billion
------------------------------------------------------------------------------------------
VEEDOT                 Investor              1.50% of first $500 million
                                             1.30% of next $500 million
                                             1.10% over $1 billion

                       Institutional         1.30% of first $500 million
                                             1.10% of next $500 million
                                             0.90% over $1 billion

                       Advisor               1.25% of first $500 million
                                             1.05% of next $500 million
                                             0.85% over $1 billion
------------------------------------------------------------------------------------------
VISTA                  Investor and C        1.000%

                       Institutional         0.800%

                       Advisor               0.750%

On each calendar  day, each class of each fund accrues a management  fee that is equal to the class's  management fee rate (as  calculated  pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month.  The management fee is the sum of the daily fee calculations for each day of the previous month.

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management  agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation  provides the best  execution for the funds.  The Board of Directors has  approved  the policy of the  advisor  with  respect to the  aggregation  of portfolio transactions.  Where portfolio transactions have been aggregated,  the funds  participate  at the  average  share  price for all  transactions  in that security on a given day and allocate  transaction costs on a pro rata basis. The advisor  will not  aggregate  portfolio  transactions  of the  funds  unless  it believes such  aggregation is consistent with its duty to seek best execution on behalf  of the  funds and the terms of the  management  agreement.  The  advisor receives  no  additional  compensation  or  remuneration  as a  result  of  such aggregation.

Unified  management  fees incurred by each fund by class for the fiscal  periods ended October 31, 2003,  2002 and 2001,  are indicated in the following  tables.
Because Fundamental Equity was not in operation as of the fiscal year end, it is not included in the table below.

UNIFIED MANAGEMENT FEES

FUND/CLASS                      2004               2003              2002
--------------------------------------------------------------------------------
GROWTH

   Investor Class                 x            $40,233,896        $53,431,278

   Advisor Class                  x               $322,092           $245,976

   Institutional Class            x             $4,188,607         $1,444,918

   C Class                        x                 $5,324             $2,123(1)

   R Class                        x                     $4(2)             N/A
--------------------------------------------------------------------------------
ULTRA

   Investor Class                 x           $191,091,336       $231,562,879

   Advisor Class                  x             $3,630,671         $3,304,275

   Institutional Class            x             $5,376,298         $5,253,092

   C Class                        x                $10,567             $2,726

   R Class                        x                     $4(2)             N/A
--------------------------------------------------------------------------------
SELECT

   Investor Class                 x            $35,720,710        $43,411,463

   Advisor Class                  x               $180,024           $174,038

   Institutional Class            x             $1,623,535         $1,657,448

   A Class                        x                $20,822                N/A

   B Class                        x                 $3,061                N/A

   C Class                        x                 $2,947                N/A
--------------------------------------------------------------------------------
VISTA

   Investor Class                 x            $10,046,513        $11,472,288

   Advisor Class                  x                $96,780           $101,047

   Institutional Class            x               $293,432           $357,642

   C Class                        x                 $1,515               $399

1    FEES ACCRUED FROM NOVEMBER 28, 2001 (C CLASS INCEPTION) THROUGH OCTOBER 31,
     2002.

2    FEES ACCRUED FROM AUGUST 29, 2003 (R CLASS  INCEPTION)  THROUGH OCTOBER 31,
     2003.

UNIFIED MANAGEMENT FEES

FUND/CLASS                          2004          2003                2002

--------------------------------------------------------------------------------
HERITAGE

   Investor Class                     x       $10,654,047         $12,137,959

   Advisor Class                      x           $60,335             $23,346

   Institutional Class                x          $996,702            $928,931

   C Class                            x            $3,641                $557
--------------------------------------------------------------------------------
BALANCED

   Investor Class                     x        $4,932,718          $5,583,056

   Advisor Class                      x           $96,544            $103,396

   Institutional Class                x           $77,428            $128,656
--------------------------------------------------------------------------------
CAPITAL GROWTH

   A Class                            x               N/A                 N/A

   B Class                            x               N/A                 N/A

   C Class                            x               N/A                 N/A
--------------------------------------------------------------------------------
CAPITAL VALUE

   Investor Class                     x          $771,404            $568,432

   Institutional Class                x           $49,740             $18,575(1)

   Advisor Class                      x              $305                 N/A
--------------------------------------------------------------------------------
GIFTRUST

   Investor Class                     x        $7,857,938          $8,744,135
--------------------------------------------------------------------------------
NEW OPPORTUNITIES

   Investor Class                     x        $4,300,248          $5,552,493
--------------------------------------------------------------------------------
NEW OPPORTUNITIES II

   Investor Class                     x          $404,596            $385,262

   A Class                            x            $4,348(2)              N/A

   B Class                            x            $1,211(2)              N/A

   C Class                            x               $55(2)              N/A
--------------------------------------------------------------------------------
VEEDOT

   Investor Class                     x        $2,881,700          $3,397,163

   Institutional Class                x          $127,721            $128,328

1    FEES ACCRUED FROM MARCH 1, 2002  (INSTITUTIONAL  CLASS  INCEPTION)  THROUGH
     OCTOBER 31, 2002.

2    FEES ACCRUED FROM JANUARY 31, 2003 (A CLASS, B CLASS AND C CLASS INCEPTION)
     THROUGH OCTOBER 31, 2003.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services  Corporation,  4500 Main Street, Kansas City, Missouri
64111,  serves as transfer  agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer hardware and software and personnel for the  day-to-day  administration  of the funds and the advisor.  The advisor pays
ACSC's  costs for serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's unified management fee. For a description of this fee and the  terms of its  payment,  see the  above  discussion  under  the  caption
INVESTMENT ADVISOR on page 45.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer.  The distributor is a wholly owned subsidiary of ACC and its principal  business address is 4500 Main Street,  Kansas City,  Missouri
64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its  payment,  see the above  discussion  under the caption  INVESTMENT
ADVISOR on page 45. ACIS does not earn  commissions for  distributing the funds'
shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P.  Morgan  Chase and Co.,  770  Broadway,  10th  Floor,  New  York,  New York
10003-9598,  and Commerce Bank, N.A., 1000 Walnut,  Kansas City, Missouri 64105,
each serves as custodian of the funds' assets.  The  custodians  take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds.  The funds,  however,  may invest in certain obligations of the custodians and may purchase or sell certain  securities  from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte &  Touche LLP is the independent  registered public accounting firm of the funds. The address of Deloitte &  Touche LLP is 1010 Grand Boulevard,
Kansas City,  Missouri 64106. As the independent  registered  public  accounting firm of the funds, Deloitte & Touche LLP provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

GROWTH,  ULTRA,  SELECT,  VISTA,  HERITAGE,  CAPITAL VALUE,  FUNDAMENTAL EQUITY,
GIFTRUST,  NEW OPPORTUNITIES,  NEW OPPORTUNITIES II, VEEDOT,  CAPITAL GROWTH AND
THE EQUITY PORTION OF BALANCED

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting brokers.

The advisor receives  statistical and other information and services,  including research,  without  cost from brokers and dealers.  The advisor  evaluates  such information and services,  together with all other information that it may have, in  supervising  and  managing  the  investments  of  the  funds.  Because  such information  and services  may vary in amount,  quality and  reliability,  their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds'  brokerage  business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services  required to be  performed by the advisor.  The advisor does not utilize brokers that provide such information and  services  for the purpose of reducing  the  expense of  providing  required services to the funds.In the years ended  October 31, 2003,  2002 and 2001,  the brokerage  commissions of each fund are listed in the following  table.  Because
Fundamental  Equity was not in  operation  as of the fiscal  year end, it is not included.

FUND                               2004           2003                   2002

Growth                               x        $11,633,672            $10,370,502

Ultra                                x         $25,150,177           $41,568,399

Select                               x          $6,445,767           $11,315,541

Vista                                x          $5,927,293            $5,892,458

Heritage                             x          $2,689,688            $2,503,500

Balanced                             x          $1,606,559              $522,702

Capital Growth                       x                 N/A                   N/A

Capital Value                        x             $41,498               $39,193

Giftrust                             x          $1,826,653            $1,674,254

New Opportunities                    x          $1,463,909            $1,192,917

New Opportunities II                 x            $167,785              $116,276

Veedot                               x         $1,873,205             $1,741,747

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions,  because of the value of the brokerage and research  services  provided by the broker.  Research services furnished by brokers through whom the funds effect  securities  transactions may be used by the  advisor  in  servicing  all of its  accounts,  and not all  such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

THE FIXED-INCOME PORTION OF BALANCED

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  In many  transactions,  the  selection of the broker or dealer is determined by the  availability of the desired  security and its offering price.
In other  transactions,  the  selection of the broker or dealer is a function of market  selection  and  price  negotiation,  as  well  as the  broker's  general execution and operational and financial  capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable  prices  or  yields.  The  advisor  may  choose to  purchase  and sell portfolio  securities  from and to dealers  who provide  services  or  research, statistical  and  other  information  to the  funds  and to  the  advisor.  Such information or services will be in addition to, and not in lieu of, the services required to be performed  by the  advisor,  and the expenses of the advisor will not  necessarily  be  reduced as a result of the  receipt  of such  supplemental information.

The  funds  generally  purchase  and  sell  debt  securities  through  principal transactions,  meaning the funds  normally  purchase  securities  on a net basis directly from the issuer or a primary  market-maker  acting as principal for the securities.  The funds do not pay brokerage  commissions on these  transactions, although the purchase price for debt securities  usually includes an undisclosed compensation.  Purchases of securities  from  underwriters  typically  include a commission or concession  paid by the issuer to the  underwriter,  and purchases from  dealers  serving as  market-makers  typically  include a dealer's  mark-up
(i.e., a spread between the bid and asked prices).

REGULAR BROKER-DEALERS

During its most recently  completed  fiscal year, each of the funds listed below purchased securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parents:

                                                             VALUE OF SECURITIES
                                                                 OWNED AS OF
FUND                       BROKER, DEALER OR PARENT           OCTOBER 31, 2003

GROWTH                     Citigroup Inc.                       $49,096,920
                           Merrill Lynch & Co., Inc.            $40,475,040
                           The Goldman Sachs Group, Inc.        $35,250,060
                           Charles Schwab Corp.                 $34,808,520
                           Fiserv, Inc.                         $27,132,824

ULTRA                      Citigroup Inc.                      $659,457,193
                           Merrill Lynch & Co., Inc.           $130,595,200
                           The Goldman Sachs Group, Inc.        $60,002,100

SELECT                     The Bank of New York Co., Inc.       $35,381,000
                           Citigroup Inc.                       $29,575,988

VISTA                      The Bear Stearns Companies Inc.      $16,012,500

HERITAGE                   Fiserv, Inc.                         $11,055,160

BALANCED                   Citigroup Inc.                       $10,836,952
                           Wachovia Corp.                        $6,605,280
                           Morgan Stanley                        $4,647,923
                           Lehman Brothers Holdings Inc.         $2,138,400
                           Merrill Lynch & Co., Inc.               $438,080
                           E*Trade Group Inc.                      $209,090

CAPITAL VALUE              Citigroup Inc.                        $4,531,440
                           Bank of America Corp.                 $2,347,630
                           Merrill Lynch & Co., Inc.             $1,527,360
                           Morgan Stanley                        $1,525,386
                           Wachovia Corp.                        $1,421,970

GIFTRUST                   Fiserv, Inc.                          $5,651,200

VEEDOT                     Charles Schwab Corp.                  $1,084,800
                           Merrill Lynch & Co., Inc.             $1,184,000
                           The Bear Stearns Companies Inc.         $953,125
--------------------------------------------------------------------------------
                           Morgan Stanley                          $823,050
                           Investment Technology Group Inc.        $397,200
                           Bank of America Corp.                   $378,650

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting
rights  are  not  cumulative,   so  investors  holding  more  than  50%  of  the
corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a  particular  nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of  investments  and other  assets held for each  series.
Your rights as a shareholder  are the same for all series of  securities  unless otherwise  stated.  Within  their  respective  series,  all  shares  have  equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is described  in the  prospectus  of any fund  that  offers  more  than one  class.
Pursuant  to such  plan,  the  funds may issue up to seven  classes  of  shares:
Investor  Class,  Institutional  Class,  A Class,  B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower total  management  fee. In addition to the management  fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial  intermediaries and is generally used in 401(k)
and other  retirement  plans.  The unified  management fee for the A, B, C and R classes is the same as for  Investor  Class,  but the A, B, C and R Class shares each are subject to a separate Master  Distribution  and Individual  Shareholder
Services  Plan (the A Class Plan,  B Class Plan,  C Class Plan and R Class Plan,
respectively and collectively  with the Advisor Class Plan, the Plans) described below.  The  Plans  have  been  adopted  by the  funds'  Board of  Directors  in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial  shareholder of the funds' A, B, C, R and Advisor  Classes have  approved  and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the Plans would  benefit the funds and the  shareholders  of the affected class.  Some of the anticipated  benefits include improved name recognition for the funds generally; and growing assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  with respect to revenues  and  expenses  under the Plans is presented  to  the  Board  of  Directors  quarterly  for  its  consideration  in
connection  with  its   deliberations  as  to  the  continuance  of  the  Plans.
Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent  directors) annually.  The Plans may be amended by a vote  of the  Board  of  Directors  (including  a  majority  of the  independent directors),  except that the Plans may not be amended to materially increase the
amount  to  be  spent  for  distribution   without  majority   approval  of  the
shareholders of the affected class.  The Plans  terminate  automatically  in the event of an assignment  and may be  terminated  upon a vote of a majority of the independent directors or by vote of a majority of outstanding  shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As  described  in the  prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the funds'  distributor  a fee equal to 0.25%  annually  of the average daily net asset value of the A Class  shares.  The  distributor  may use these fees to pay for certain ongoing  shareholder and  administrative  services
(as described below) and for distribution services,  including past distribution services (as described  below).  This payment is fixed at 0.25% and is not based on expenses  incurred by the  distributor.  During the fiscal year ended October
31, 2004, the aggregate amount of fees paid under the A Class plan was:

     Capital Growth                        $x
     New Opportunities II                  $x
     Select                                $x

Because the A Class of Fundamental  Equity was not in operation as of the fiscal year end, no fees were paid under the A Class Plan.

The distributor  then makes these payments to the financial  intermediaries  who offer the A Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset value of the B Class  shares,  0.25% of which is paid for certain  ongoing individual  shareholder  and  administrative  services (as described  below) and
0.75% of which is paid for distribution  services,  including past  distribution services (as described below). The payment is fixed at 1.00% and is not based on expenses  incurred by the distributor.  During the fiscal year ended October 31,
2004, the aggregate amount of fees paid under the B Class plan was:

     Capital Growth                $x
     New Opportunities II          $x
     Select                        $x

Because the B Class of Fundamental  Equity was not in operation as of the fiscal year end, no fees were paid under the B Class Plan.

The distributor  then makes these payments to the financial  intermediaries  who offer the B Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' C Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended October 31, 2004, the aggregate amount of fees paid under the C Class Plan was:

     Capital Growth                    $x
     Growth                            $x
     Heritage                          $x
     New Opportunities II              $x
     Select                            $x
     Ultra                             $x
     Vista                             $x

Because the C Class of Fundamental  Equity was not in operation as of the fiscal year end, no fees were paid under the C Class Plan.

The distributor  then makes these payments to the financial  intermediaries  who offer the C Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As  described  in the  prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset  value of the R Class  shares.  This  payment is fixed at 0.50% and is not based on  expenses  incurred  by the  distributor.  During the fiscal year ended
October 31, 2004, the aggregate amount of fees paid under the R Class Plan were:

     Growth                       $x
     Ultra                        $x

The distributor  then makes these payments to the financial  intermediaries  who offer  the R Class  shares  for past  individual  shareholder  and  distribution services,  as  described  below.  No  portion of these  payments  is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

ADVISOR CLASS PLAN

As  described  in the  prospectuses,  the funds'  Advisor  Class shares are made available to participants in employer-sponsored  retirement or savings plans and
to  persons   purchasing  through  financial   intermediaries   such  as  banks,
broker-dealers  and  insurance  companies.  The funds'  distributor  enters into contracts  with various  banks,  broker-dealers,  insurance  companies and other financial  intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds'  shares in various  investment  products or in  connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary  for Advisor  Class investors.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
advisor has reduced its  management  fee by 0.25% per annum with  respect to the
Advisor Class shares,  and the funds' Board of Directors has adopted the Advisor
Class  Plan.  Pursuant to the Advisor  Class  Plan,  the Advisor  Class pays the distributor a fee of 0.50%  annually of the aggregate  average daily asset value of the  funds'  Advisor  Class  shares,  0.25% of which is paid for  shareholder services  (as  described  below)  and  0.25% of  which is paid for  distribution services.  This payment is fixed at 0.50% and is not based on expenses  incurred by the distributor. During the fiscal year ended October 31, 2004, the aggregate amount of fees paid under the Advisor Class Plan was:

    Balanced               $x
    Capital Value          $x
    Growth                 $x
    Heritage               $x
    Select                 $x
    Ultra                  $x
    Vista                  $x

The distributor  then makes these payments to the financial  intermediaries  who offer the Advisor Class shares for past individual  shareholder and distribution services,  as  described  below.  No  portion of these  payments  is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that utilize the funds as underlying  investment  media) of shares and  placing  purchase,  exchange  and  redemption  orders  with the funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding  investor  communications  from the funds (such as proxies,  shareholder reports,  annual and semi-annual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
During the fiscal year ended October 31, 2004, the amount of fees paid under the
Advisor Class Plan for shareholder services was:

    Balanced               $x
    Capital Value          $x
    Growth                 $x
    Heritage               $x
    Select                 $x
    Ultra                  $x
    Vista                  $x

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to brokers,  dealers,  financial  institutions  or others who sell  Advisor
     Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing of sales  literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal,  continuing  services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended October 31, 2004, the amount of fees paid under the
Advisor Class Plan for distribution services was:

    Balanced               $x
    Capital Value          $x
    Growth                 $x
    Heritage               $x
    Select                 $x
    Ultra                  $x
    Vista                  $x

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the  prospectuses for those classes in the section titled "Choosing a Share  Class."  Shares of the A Class are subject to an initial  sales charge, which declines as the amount of the purchase  increases pursuant to the schedule set  forth  in the  prospectus.  This  charge  may be  waived  in the  following situations due to sales efficiencies and competitive considerations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge upon  redemption  of the shares in certain  circumstances.  The  specific charges and when they apply are  described  in the  relevant  prospectuses.  The contingent  deferred sales charge may be waived for certain  redemptions by some shareholders, as described in the prospectuses.

The aggregate  contingent deferred sales charges paid to the distributor for the
B Class shares in the fiscal year ended October 31, 2004, were Select, $x.

The aggregate  contingent deferred sales charges paid to the Distributor for the
C Class  shares in the fiscal year ended  October  31, 2004 were Ultra;  $x; and
Heritage,  $x. Because Fundamental Equity had not commenced operations as of the fiscal year end, it is not included.

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                     DEALER CONCESSION

LESS THAN $50,000                   5.00%
$50,000 - $99,999                   4.00%
$100,000 - $249,999                 3.25%
$250,000 - $499,999                 2.00%
$500,000 - $999,999                 1.75%
$1,000,000 - $3,999,999             1.00%
$4,000,000 - $9,999,999             0.50%
> $10,000,000                       0.25%

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 12 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month,  the distributor  will  make  the C Class  distribution  and  individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than  $1,000,000  are subject to a contingent  deferred  sales charge as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and  converting  fund shares is contained  in the  funds'  prospectuses  and in Your Guide to  American  Century
Services.  The prospectuses and guide are available to investors  without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5/(1-5.75%) = $5.31.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities  exchange are valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio securities primarily traded on foreign securities exchanges  generally  are  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price, or the official closing price.  When market  quotations are not readily  available,  securities  and other  assets  are  valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices.  In valuing  securities,  the pricing services  generally take into account institutional trading activity, trading in similar groups of securities, and any  developments  related to specific  securities.  The methods used by the pricing  service and the valuations so  established  are reviewed by the advisor under the general  supervision of the Board of Directors.  There are a number of pricing services available,  and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium,  unless the directors determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was established,  but before the net asset value per share was determined,  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from federal  income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital gains (if any) to  investors.  If a fund fails to qualify as a regulated investment  company,  it will be liable for taxes,  significantly  reducing  its
distributions  to  investors  and  eliminating   investors'   ability  to  treat
distributions  received  from the funds in the same  manner  in which  they were realized by the funds.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 120-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  may qualify for the 70%
dividends-received  deduction  to the extent that the fund held those shares for more than 45 days.

Distributions  from gains on assets held by the funds  longer than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings  will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

As of October 31, 2004,  the funds in the table below had the following  capital loss  carryovers.  When a fund has a capital  loss  carryover,  it does not make capital gains distributions  until the loss has been offset or expired.  Because
Fundamental  Equity and Capital  Growth were not in  operation  as of the fiscal year end, they are not included in the table below.

FUND                                CAPITAL LOSS CARRYOVER

Balanced                            $61,050,842 (expiring 2009 through 2011)

Capital Value                       $2,708,083 (expiring 2007 through 2010)

Giftrust                            $603,762,806 (expiring 2009 through 2011)

Growth                              $2,084,109,981 (expiring 2009 through 2010)

Heritage                            $320,497,703 (expiring 2009 through 2011)

New Opportunities                   $213,239,150 (expiring 2009 through 2010)

New Opportunities II                $2,094,069 (expiring 2010)

Select                              $900,522,756 (expiring 2009 through 2010)

Ultra                               $3,612,168,459 (expiring 2009 through 2011)

Veedot                              $134,123,553 (expiring 2008 through 2010)

Vista                               $398,249,815 (expiring 2009 through 2010)

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such distributions in your state.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The  financial  statements  for the funds have been  audited by  Deloitte  &
Touche LLP, independent auditors.  Their Report of Independent Registered Public
Accounting  Firm and the  financial  statements  included  in the funds'  Annual
Reports for the fiscal year ended October 31, 2003, are  incorporated  herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectuses,  some of the funds will invest in fixed-income securities.  Those investments,  however,  are subject to certain credit quality restrictions,  as noted in the  prospectuses.  The following is a summary of the rating categories referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S

AAA       This is the highest rating  assigned by S&P to a debt  obligation.
          It indicates  an  extremely  strong  capacity to pay  interest  and repay principal.

AA        Debt  rated  in this  category  is  considered  to have a very  strong capacity to pay  interest  and repay  principal.  It differs  from the highest-rated obligations only in small degree.

A         Debt  rated  A has  a  strong  capacity  to  pay  interest  and  repay principal,  although it is somewhat  more  susceptible  to the adverse effects of changes in circumstances and economic  conditions than debt in higher-rated categories.

BBB       Debt rated in this category is regarded as having an adequate capacity to pay  interest  and  repay  principal.  While it  normally  exhibits
          adequate  protection   parameters,   adverse  economic  conditions  or
          changing  circumstances are more likely to lead to a weakened capacity to pay interest and repay  principal for debt in this category than in higher-rated  categories.  Debt rated  below BBB is regarded as having significant speculative characteristics.

BB        Debt  rated in this  category  has  less  near-term  vulnerability  to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business,  financial, or economic conditions  that  could lead to  inadequate  capacity  to meet  timely interest and principal  payments.  The BB rating also is used for debt subordinated  to senior debt that is assigned an actual or implied BBB rating.

B         Debt rated in this  category is more  vulnerable  to  nonpayment  than obligations  rated BB, but  currently has the capacity to pay interest
          and  repay  principal.   Adverse  business,   financial,  or  economic
          conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

CCC       Debt rated in this category is currently  vulnerable to nonpayment and
          is  dependent  upon  favorable  business,   financial,   and  economic
          conditions  to meet  timely  payment  of  interest  and  repayment  of principal.  In the event of adverse business,  financial,  or economic conditions,  it is not likely to have the capacity to pay interest and repay  principal.  The CCC  rating  category  is also  used  for  debt subordinated to senior debt that is assigned an actual or implied B or
          B- rating.

CC        Debt  rated  in  this  category  is  currently  highly  vulnerable  to nonpayment.  This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C         The rating C typically is applied to debt subordinated to senior debt, and is  currently  highly  vulnerable  to  nonpayment  of interest and principal.  This  rating  may be used to  cover  a  situation  where a bankruptcy  petition has been filed or similar action taken,  but debt service payments are being continued.

D         Debt rated in this  category is in  default.  This rating is used when interest payments or principal repayments are not made on the date due even if the  applicable  grace  period  has not  expired,  unless  S&P believes that such payments will be made during such grace period.  It also will be used upon the  filing of a  bankruptcy  petition  for the taking of a similar action if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC.

Aaa       This is the highest rating  assigned by Moody's to a debt  obligation.
          It indicates an  extremely  strong  capacity to pay interest and repay principal.

Aa        Debt  rated  in this  category  is  considered  to have a very  strong capacity to pay  interest  and repay  principal  and differs  from Aaa issues only in a small  degree.  Together  with Aaa debt, it comprises what are generally known as high-grade bonds.

A         Debt  rated  in this  category  possesses  many  favorable  investment attributes  and  is  to  be  considered  as  upper-medium-grade  debt.
          Although  capacity to pay interest and repay  principal are considered adequate,  it is somewhat more  susceptible to the adverse  effects of
          changes  in  circumstances  and  economic   conditions  than  debt  in
          higher-rated categories.

Baa       Debt rated in this category is considered as medium-grade  debt having an adequate  capacity to pay  interest and repay  principal.  While it normally exhibits  adequate  protection  parameters,  adverse economic conditions  or  changing  circumstances  are more  likely to lead to a weakened capacity to pay interest and repay principal for debt in this category  than in  higher-rated  categories.  Debt rated  below Baa is regarded as having significant speculative characteristics.

Ba        Debt rated Ba has less near-term  vulnerability  to default than other speculative issues.  However, it faces major ongoing  uncertainties or exposure to adverse  business,  financial or economic  conditions that could  lead  to  inadequate  capacity  to  meet  timely  interest  and principal  payments.  Often the  protection  of interest and principal payments may be very moderate.

B         Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments.  Assurance of interest and principal  payments or of  maintenance  of other terms of the contract over any long  period of time may be small.  The B rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied Ba or Ba3 rating.

Caa       Debt  rated  Caa is of poor  standing,  has a  currently  identifiable vulnerability  to default,  and is dependent upon favorable  business, financial and economic  conditions to meet timely  payment of interest and  repayment  of  principal.  In  the  event  of  adverse  business, financial  or  economic  conditions,  it is not  likely  to  have  the capacity to pay  interest and repay  principal.  Such issues may be in default or there may be present  elements  of danger  with  respect to
          principal  or  interest.   The  Caa  rating  is  also  used  for  debt
          subordinated to senior debt that is assigned an actual or implies B or
          B3 rating.

Ca        Debt rated in this category represent obligations that are speculative in a high  degree.  Such debt is often in default or has other  marked shortcomings.

C         This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having  extremely poor  prospects of attaining  investment standing.

FITCH, INC.

AAA       Debt rated in this category has the lowest expectation of credit risk.
          Capacity for timely payment of financial  commitments is exceptionally strong and highly  unlikely to be  adversely  affected by  foreseeable events.

AA        Debt rated in this category has a very low expectation of credit risk.
          Capacity for timely  payment of financial  commitments  is very strong and not significantly vulnerable to foreseeable events.

A         Debt rated in this  category  has a low  expectation  of credit  risk.
          Capacity for timely payment of financial  commitments  is strong,  but may be more  vulnerable  to changes in  circumstances  or in  economic conditions than debt rated in higher categories.

BBB       Debt rated in this category  currently has a low expectation of credit risk  and  an  adequate  capacity  for  timely  payment  of  financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

FITCH, INC.

BB                  Debt rated in this category has a possibility  of developing credit risk,  particularly as the result of adverse economic
                    change   over   time.   However,   business   or   financial
                    alternatives may be available to allow financial commitments to be  met.  Securities  rated  in  this  category  are  not investment grade.

B                   Debt rated in this category has significant credit risk, but a limited margin of safety  remains.  Financial  commitments currently  are being met, but capacity  for  continued  debt service  payments is contingent upon a sustained,  favorable business and economic environment.

CCC, CC, C          Debt rated in these  categories has a real  possibility  for default.  Capacity for meeting financial commitments depends
                    solely  upon  sustained,   favorable  business  or  economic
                    developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D          The ratings of  obligations  in this  category  are based on their prospects for achieving  partial or full recovery in a reorganization or liquidation of the obligor. While expected
                    recovery  values  are  highly   speculative  and  cannot  be
                    estimated with any precision, the following serve as general guidelines.  DDD obligations have the highest  potential for recovery,  around  90%-  100%  of  outstanding  amounts  and accrued interest.  DD indicates potential  recoveries in the range of 50%-90% and D the lowest recovery potential,  i.e., below 50%.

                    Entities  rated in this category  have  defaulted on some or all of  their  obligations.  Entities  rated  DDD  have  the highest  prospect for resumption of performance or continued
                    operation with or without a formal  reorganization  process.
                    Entities  rated DD and D are  generally  undergoing a formal reorganization  or liquidation  process;  those rated DD are likely to  satisfy  a higher  portion  of their  outstanding obligations,  while entities rated D have a poor prospect of repaying all obligations.

To provide more  detailed  indications  of credit  quality,  the Standard  &
Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.  Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate  relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS

S&P   MOODY'S    DESCRIPTION

A-1   Prime-1    This indicates that the degree of safety regarding timely payment
      (P-1)      is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.

A-2   Prime-2    Capacity for timely payment on commercial paper is satisfactory,
      (P-2)      but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
                 characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3   Prime-3    Satisfactory capacity for timely repayment. Issues that carry this
      (P-3)      rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

NOTE RATINGS

S&P     MOODY'S          DESCRIPTION

SP-1    MIG-1; VMIG-1    Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market
                         for refinancing, or both.

SP-2    MIG-2; VMIG-2    Notes are of high quality, with margins of protection
                         ample, although not so large as in the preceding group.

SP-3    MIG-3; VMIG-3    Notes are of favorable quality, with all security
                         elements accounted for, but lacking the undeniable
                         strength of the preceding grades. Market access for
                         refinancing, in particular, is likely to be less well
                         established.

SP-4    MIG-4; VMIG-4    Notes are of adequate quality, carrying specific risk
                         but having protection and not distinctly or predominantly
                         speculative.

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can  receive a free  copy of the  annual  and  semiannual  reports,  and ask questions about the funds and your accounts,  by contacting  American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

o    a bank

o    a broker-dealer

o    an insurance company

o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov

                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

americancentury.com

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-37566   0402

PART C.   OTHER INFORMATION.

Item 22.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference)

     (a)  (1) Articles of Incorporation of Twentieth  Century  Investors,  Inc.,
dated June 26,  1990  (filed  electronically  as Exhibit  b1a to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (2) Articles of Amendment of Twentieth Century Investors,  Inc., dated
November  19,  1990  (filed  electronically  as  Exhibit  b1b to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (3)  Articles  of Merger  of  Twentieth  Century  Investors,  Inc.,  a
Maryland   corporation  and  Twentieth  Century  Investors,   Inc.,  a  Delaware
corporation,  dated  February 22, 1991 (filed  electronically  as Exhibit b1c to
Post-Effective  Amendment No. 73 to the Registration Statement of the Registrant
on February 29, 1996, File No. 2-14213, and incorporated herein by reference).

          (4) Articles of Amendment of Twentieth Century Investors,  Inc., dated
August 10, 1993 (filed electronically as Exhibit b1d to Post-Effective Amendment
No. 73 to the  Registration  Statement of the  Registrant  on February 29, 1996,
File No. 2-14213, and incorporated herein by reference).

          (5) Articles Supplementary of Twentieth Century Investors, Inc., dated
September  2,  1993  (filed  electronically  as  Exhibit  b1e to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (6) Articles Supplementary of Twentieth Century Investors, Inc., dated
April 24, 1995 (filed electronically as Exhibit b1f to Post-Effective  Amendment
No. 73 to the  Registration  Statement of the  Registrant  on February 29, 1996,
File No. 2-14213, and incorporated herein by reference).

          (7) Articles Supplementary of Twentieth Century Investors, Inc., dated
October  11,  1995  (filed  electronically  as  Exhibit  b1g  to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (8) Articles Supplementary of Twentieth Century Investors, Inc., dated
January  22,  1996  (filed  electronically  as  Exhibit  b1h  to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (9) Articles Supplementary of Twentieth Century Investors, Inc., dated
March 11, 1996 (filed electronically as Exhibit b1i to Post-Effective  Amendment
No. 75 to the  Registration  Statement of the Registrant on June 14, 1996,  File
No. 2-14213, and incorporated herein by reference).

          (10) Articles  Supplementary  of Twentieth  Century  Investors,  Inc.,
dated September 9, 1996 (filed  electronically  as Exhibit a10 to Post-Effective
Amendment No. 85 to the Registration Statement of the Registrant on September 1,
1999, File No. 2-14213, and incorporated herein by reference).

          (11) Articles of Amendment of Twentieth Century Investors, Inc., dated
December  2,  1996  (filed  electronically  as  Exhibit  b1j  to  Post-Effective
Amendment No. 76 to the Registration Statement of the Registrant on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (12) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated December 2, 1996 (filed  electronically  as Exhibit b1k to  Post-Effective
Amendment No. 76 to the Registration Statement of the Registrant on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (13) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated July 28,  1997  (filed  electronically  as Exhibit  b1l to  Post-Effective
Amendment No. 78 to the Registration Statement of the Registrant on February 26,
1998, File No. 2-14213, and incorporated herein by reference).

          (14) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated November 28, 1997 (filed  electronically  as Exhibit a13 to Post-Effective
Amendment No. 83 to the Registration Statement of the Registrant on February 26,
1999, File No. 2-14213, and incorporated herein by reference).

          (15)  Certificate of Correction to Articles  Supplementary of American
Century Mutual Funds,  Inc.,  dated December 18, 1997 (filed  electronically  as
Exhibit a14 to Post-Effective  Amendment No. 83 to the Registration Statement of
the Registrant on February 26, 1999, File No. 2-14213,  and incorporated  herein by reference).

          (16) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated December 18, 1997 (filed  electronically  as Exhibit b1m to Post-Effective
Amendment No. 78 to the Registration Statement of the Registrant on February 26,
1998, File No. 2-14213, and incorporated herein by reference).

          (17) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated January 25, 1999 (filed  electronically  as Exhibit a16 to  Post-Effective
Amendment No. 83 to the Registration Statement of the Registrant on February 26,
1999, File No. 2-14213, and incorporated herein by reference).

          (18) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated February 16, 1999 (filed  electronically  as Exhibit a17 to Post-Effective
Amendment No. 83 to the Registration Statement of the Registrant on February 26,
1999, File No. 2-14213, and incorporated herein by reference).

          (19) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  August 2, 1999 (filed  electronically  as Exhibit  a19 to  Post-Effective
Amendment No. 89 to the Registration  Statement of the Registrant on December 1,
2000, File No. 2-14213, and incorporated herein by reference).

          (20) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated November 11, 1999 (filed  electronically  as Exhibit a19 to Post-Effective
Amendment No. 87 to the Registration Statement of the Registrant on November 29,
1999, File No. 2-14213, and incorporated herein by reference).

          (21) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  March 5, 2001  (filed  electronically  as Exhibit  a21 to  Post-Effective
Amendment No. 93 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 2-14213, and incorporated herein by reference).

          (22) Certificate of Correction to Articles Supplementary,  dated April
3, 2001 (filed electronically as Exhibit a22 to Post-Effective  Amendment No. 93
to the  Registration  Statement of the  Registrant  on April 20, 2001,  File No.
2-14213, and incorporated herein by reference).

          (23) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated June 14,  2002  (filed  electronically  as Exhibit  a23 to  Post-Effective
Amendment No. 98 to the Registration  Statement of the Registrant on October 10,
2002, File No. 2-14213, and incorporated herein by reference).

          (24)  Certificate of Correction to Articles  Supplementary of American
Century Mutual Funds, Inc., dated June 25, 2002 (filed electronically as Exhibit
a24 to  Post-Effective  Amendment  No. 98 to the  Registration  Statement of the
Registrant on October 10, 2002, File No.  2-14213,  and  incorporated  herein by reference).

          (25) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated February 12, 2003 (filed  electronically  as Exhibit a25 to Post-Effective
Amendment No. 100 to the  Registration  Statement of the  Registrant on February
28, 2003, File No. 2-14213, and incorporated herein by reference).

          (26)  Certificate of Correction to Articles  Supplementary of American
Century Mutual Funds,  Inc.,  dated February 28, 2003 (filed  electronically  as
Exhibit a26 to Post-Effective Amendment No. 101 to the Registration Statement of
the Registrant on August 28, 2003, File No. 2-14213,  and incorporated herein by reference).

          (27) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  August 14, 2003 (filed  electronically  as Exhibit a27 to  Post-Effective
Amendment No. 102 to the Registration  Statement of the Registrant on August 28,
2003, File No. 2-14213, and incorporated herein by reference).

          (28) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated January 14, 2004 (filed  electronically  as Exhibit a28 to  Post-Effective
Amendment No. 104 to the  Registration  Statement of the  Registrant on February
26, 2004, File No. 2-14213, and incorporated herein by reference).

     (b) (1)  By-laws  (filed  electronically  as Exhibit  b2 to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (2)  Amendment  to By-laws  (filed  electronically  as Exhibit  b2b to
Post-Effective Amendment No. 9 to the Registration Statement of American Century
Capital  Portfolios,   Inc.  on  February  17,  1998,  File  No.  33-64872,  and
incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article Fifth,  Article  Seventh,  and Article Eighth,  of Registrant's
Articles  of  Incorporation,  appearing  as  Exhibit  (a)(1)  to  Post-Effective
Amendment  No.  76 on  Form  N-1A  of  the  Registrant,  and  Article  Fifth  of
Registrant's   Articles   of   Amendment,   appearing   as  Exhibit   (a)(4)  to
Post-Effective  Amendment  No.  76 on  Form  N-1A  of  the  Registrant,  to  the
Registration  Statement on February 28, 1997;  and Sections 3, 4, 5, 6, 7, 8, 9,
10, 11, 22, 24, 25, 30, 31, 33, 39, 45 and 46 of Registrant's  By-Laws appearing as Exhibit (b)(2) to Post-Effective  Amendment No. 73 on Form N-1A, and Sections
25, 30 &  31 of  Registrant's  By-Laws  appearing  as Exhibit  (b)(2)(b)  to
Post-Effective  Amendment  No.  9 on  Form  N-1A  of  American  Century  Capital
Portfolios, Inc., File No. 33-64872, and incorporated herein by reference.

     (d)  Amended  and  Restated  Management  Agreement  with  American  Century
Investment Management, Inc., dated August 1, 2004, is included herein.

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment  Services,  Inc.,  dated September 3, 2002 (filed  electronically  as
Exhibit e1 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American  Century  Municipal Trust on September 30, 2002, File No. 2-91229,  and
incorporated herein by reference).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated December 31, 2002 (filed
electronically  as  Exhibit  e2  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement  of American  Century  Variable  Portfolios  II, Inc. on
December 20, 2002, File No. 333-46922, and incorporated herein by reference).

          (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
with American Century  Investment  Services,  Inc., dated August 29, 2003 (filed electronically  as  Exhibit  e3  to  Post-Effective  Amendment  No.  17  to  the
Registration Statement of American Century Strategic Asset Allocations,  Inc. on
August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated as of February 27, 2004,
(filed  electronically as Exhibit e4 to Post-Effective  Amendment No. 104 to the
Registration Statement of the Registrant on February 26, 2004, File No. 2-14213,
and incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated Distribution Agreement
with  American  Century  Investment  Services,  Inc.,  dated May 1, 2004  (filed electronically  as  Exhibit  e5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative Equity Funds, Inc., on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated Distribution Agreement
with American  Century  Investment  Services,  Inc.,  dated as of August 1, 2004
(filed  electronically as Exhibit e6 to  Post-Effective  Amendment No. 24 to the
Registration  Statement of American  Century  Investment Trust on July 29, 2004,
File No. 33-65170, and incorporated herein by reference).

          (7) Amendment No. 6 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc. (to be filed by amendment).

     (f)  Not Applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration Statement of the Registrant on February 28, 1997, File No. 2-14213,
and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

     (h)  (1) Transfer Agency Agreement with Twentieth Century  Services,  Inc., dated as of March 1, 1991 (filed  electronically  as Exhibit 9 to Post-Effective
Amendment No. 76 to the Registration Statement of the Registrant on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated as of December  17, 2003  (filed  electronically  as Exhibit h9 to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Customer  Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc. on September  1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i)  Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1)  Consent  of  Deloitte  & Touche,  independent  registered public accounting firm (to be filed by amendment).

          (2) Power of Attorney,  dated November 15, 2002 (filed  electronically as Exhibit j2 to the  Registration  Statement of the  Registrant on December 17,
2002, File No. 2-14213, and incorporated herein by reference).

          (3) Power of Attorney,  dated November 15, 2002 (filed  electronically as Exhibit j3 to the  Registration  Statement of the  Registrant  on December 1,
2003, File No. 2-14213, and incorporated herein by reference).

          (4)   Secretary's   Certificate,   dated   November  25,  2002  (filed
electronically as Exhibit j3 to the Registration  Statement of the Registrant on
December 17, 2002, File No. 2-14213, and incorporated herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment  No. 9 to the  Registration  Statement  of  American  Century  Capital
Portfolios,  Inc. on February  17, 1998,  File No.  33-64872,  and  incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
the Registrant on July 17, 1997, File No. 2-14213,  and  incorporated  herein by reference).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
the Registrant on February 26, 1998, File No. 2-14213,  and incorporated  herein by reference).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on June 26, 1998, File No. 33-64872,
and incorporated herein by reference).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc. on November  13,  1998,  File No.
33-39242, and incorporated herein by reference).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
the Registrant on February 26, 1999, File No. 2-14213,  and incorporated  herein by reference).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Capital  Portfolios,  Inc. on July 29, 1999, File No. 33-64872,
and incorporated herein by reference).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
the Registrant on November 29, 1999, File No. 2-14213,  and incorporated  herein by reference).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
American  Century World Mutual Funds,  Inc. on May 24, 2000, File No.  33-39242,
and incorporated herein by reference).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
American Century World Mutual Funds,  Inc. on April 19, 2001, File No. 33-39242,
and incorporated herein by reference).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
the Registrant on December 13, 2001, File No. 2-14213,  and incorporated  herein by reference).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (13)  Amendment  No. 12 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated as of August 1, 2004 (filed  electronically as Exhibit m13 to Post-Effective  Amendment No. 32 to the Registration Statement
of  American  Century  Capital  Portfolios,  Inc.,  on July 29,  2004,  File No.
33-64872, and incorporated herein by reference).

          (14) Master Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment  No.  24 to the  Registration  Statement  of  American
Century  World Mutual  Funds,  Inc. on April 19, 2001,  File No.  33-39242,  and
incorporated herein by reference).

          (15)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated April 30, 2001 (filed  electronically as Exhibit m12 to Post-Effective  Amendment No. 24 to the Registration Statement
of  American  Century  World  Mutual  Funds,  Inc. on April 19,  2001,  File No.
33-39242, and incorporated herein by reference).

          (16)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m15  to  Post-Effective  Amendment  No.  26 to  the
Registration  Statement of American Century World Mutual Funds,  Inc. on October
1, 2002, File No. 33-39242, and incorporated herein by reference).

          (17)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder  Services  Plan (C Class),  dated as of  February  27,  2004  (filed electronically  as  Exhibit  m16  to  Post-Effective  Amendment  No.  104 to the
Registration Statement of the Registrant on February 26, 2004, File No. 2-14213,
and incorporated herein by reference).

          (18) Master Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (19)  Amendment  No.  1 to the  Master  Distribution  and  Shareholder
Services Plan (A Class), dated as of February 27, 2004 (filed  electronically as
Exhibit m18 to Post-Effective Amendment No. 104 to the Registration Statement of
the Registrant on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (20) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (21)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder  Services  Plan (B Class),  dated as of  February  27,  2004  (filed electronically  as  Exhibit  m20  to  Post-Effective  Amendment  No.  104 to the
Registration Statement of the Registrant on February 26, 2004, File No. 2-14213,
and incorporated herein by reference).

          (22) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (23)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically as Exhibit n1 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective Amendment No. 104 to the Registration Statement of the Registrant
on February 26, 2004, File No. 2-14213, and incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity  Funds,  Inc., on April 29, 2004,  File No.  33-19589,  and  incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated as of August 1, 2004 (filed electronically as Exhibit n6 to Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust,  on July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

     (o) Reserved.

     (p) American Century  Investments Code of Ethics (filed  electronically  as
Exhibit p to  Pre-Effective  Amendment  No. 1 to the  Registration  Statement of
American Century Asset Allocation Portfolios, Inc., on August 30, 2004, File No.
333-116351, and incorporated herein by reference).

Item 23. Persons Controlled by or Under Common Control with Fund.

     The persons who serve as the  directors of the  Registrant  also serve,  in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 24. Indemnification.

     The  Registrant  is a Maryland  corporation.  Section  2-418 of the General
Corporation  Law of Maryland  allows a Maryland  corporation  to  indemnify  its directors,  officers,  employees  and  agents  to the  extent  provided  in such statute.

     Article Eighth of the Registrant's  Articles of Incorporation  requires the indemnification  of the  corporation's  directors  and  officers  to the  extent permitted by the General Corporation Law of Maryland, the Investment Company Act
and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 25. Business and Other Connections of Investment Advisor.

     None.

Item 26. Principal Underwriter.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The  following is a list of the  directors  and  executive  officers of
ACIS:

Name and Principal        Positions and Offices        Positions and Offices
Business Address*          with Underwriter              with Registrant
------------------------------------------------------------------------------------
James E. Stowers, Jr.     Chairman and Director              Director

James E. Stowers III      Co-Chairman and Director           Director

William M. Lyons          President, Chief Executive         President
                          Officer and Director

Robert T. Jackson         Executive Vice President,          Executive Vice
                          Chief Financial Officer            President
                          and Chief Accounting Officer

Donna Byers               Senior Vice President              none

Brian Jeter               Senior Vice President              none

Mark Killen               Senior Vice President              none

Dave Larrabee             Senior Vice President              none

Barry Mayhew              Senior Vice President              none

David C. Tucker           Senior Vice President              Senior Vice
                          and General Counsel                President and
                                                             General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

Item 27. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American  Century Mutual Funds,  Inc.,  American  Century Services
Corporation and American  Century  Investment  Management,  Inc., all located at
American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

Item 28. Management Services

     Not Applicable.

Item 29. Undertakings.

     Not Applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company Act of 1940, the Registrant has duly caused this Amendment No. 105 to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of Kansas City, State of Missouri on the 15th day of September, 2004.

                               American Century Mutual Funds, Inc.
                               (Registrant)

                               By: /*/ William M. Lyons
                                   ---------------------------------------
                                   President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 105 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                               Date
---------                     -----                               ----

*William M. Lyons
-------------------------    President and                  September 15, 2004
William M. Lyons             Principal Executive Officer

*Maryanne Roepke
-------------------------    Senior Vice President,         September 15, 2004
Maryanne Roepke              Treasurer and Chief
                             Accounting Officer

*James E. Stowers, Jr.
-------------------------    Chairman of the Board and      September 15, 2004
James E. Stowers, Jr.        Director

*James E. Stowers III
-------------------------    Director                       September 15, 2004
James E. Stowers III

*Thomas A. Brown
-------------------------    Director                       September 15, 2004
Thomas A. Brown

*Andrea C. Hall, Ph.D.
-------------------------    Director                       September 15, 2004
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock
-------------------------    Director                       September 15, 2004
D. D. (Del) Hock

*Donald H. Pratt
-------------------------    Director                       September 15, 2004
Donald H. Pratt

*Gale E. Sayers
-------------------------    Director                       September 15, 2004
Gale E. Sayers

*M. Jeannine Strandjord
-------------------------    Director                       September 15, 2004
M. Jeannine Strandjord

*Timothy S. Webster
-------------------------    Director                       September 15, 2004
Timothy S. Webster

*By /s/ Charles A. Etherington
    --------------------------------------
    Charles A. Etherington
    Attorney-in-Fact (pursuant to Powers of
    Attorney dated November 15, 2002).